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Family of Funds

COMBINED SEMI-ANNUAL REPORT

DATED MAY 31, 2001

[LOGO OF REGIONS FUNDS

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for the Regions Funds. This report covers activity in the Regions Funds for the six-month reporting period from December 1, 2000 through May 31, 2001.

The Regions Funds offer you a range of investment objectives to help keep your money working toward your financial goals. From daily income on your ready cash to income on a regular basis to growth and aggressive growth for longer-term goals like a child's college education or your retirement. Whatever your goals, you'll find opportunities for investing that can grow with your dreams.

The following is a fund-by-fund performance summary over the six-month reporting period. In general, the six-month reporting period was a difficult one for growth stocks, while bonds recorded positive returns as a decline in interest rates caused a broad increase in bond prices. For more in-depth information on the year's investment climate, I urge you to read the portfolio managers' investment reviews.

Regions Treasury Money Market Fund

This fund is a convenient, highly conservative way for shareholders to pursue daily income on their ready cash, with daily access to their money. 1 The fund's portfolio of U.S. Treasury money market securities paid income dividends of $0.02 per share for Class A Shares and $0.02 per share for Class B Shares during the six-month reporting period. The fund's net assets totaled $767.4 million at the end of the reporting period.

Regions Limited Maturity Government Fund

The fund's diversified portfolio consists of limited maturity U.S. Treasury Notes, U.S. government agency securities and investment grade corporate bonds. Class A Shares produced an income stream totaling $0.26 per share over the six-month reporting period. In a falling interest rate environment, the net asset value rose by $0.19. As a result, Class A Shares total return was 4.53%. 2 Class B Shares produced an income stream totaling $0.25 per share over the six-month reporting period, while the net asset value rose by $0.19. As a result, Class B Shares total return was 4.40%, or 1.40% adjusted for the contingent deferred sales charge. 2 The fund's net assets totaled $123.0 million at the end of the reporting period.

Regions Fixed Income Fund

For Class A Shares, the fund's portfolio of U.S. government bonds and investment grade corporate bonds produced a monthly income stream totaling $0.29 per share over the six-month reporting period. In a falling interest rate environment, the net asset value rose by $0.22. As a result, Class A Shares produced a total return of 4.95%. 2 Class B Shares produced a monthly income stream totaling $0.27 per share over the six-month reporting period. In a falling interest rate environment, the net asset value rose by $0.22. As a result, the Class B Shares total return was 4.82%, or 1.82% adjusted for the contingent deferred sales charge. 2 The fund's net assets totaled $267.6 million at the end of the reporting period.

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. A 3.00% maximum contingent deferred sales charge is applicable to Class B Shares redeemed within three years of purchase.

Regions Balanced Fund

The fund's combination of high-quality stocks and investment grade corporate bonds and U.S. government bonds produced a total return for Class A Shares of (1.53)% for the reporting period. 2 Contributing to Class A Shares total return were income dividends totaling $0.20 per share. The return was negatively impacted by a net asset value decline of $0.54. Class B Shares produced a total return of (1.59)% for the reporting period, or (4.49)% adjusted for the contingent deferred sales charge. 2 Contributing to Class B Shares' total return were income dividends totaling $0.18 per share. Class B Shares total return was negatively impacted by a net asset value decline of $0.53. The Fund also paid capital gains totaling $0.11 per share. The fund's net assets totaled $165.9 million at the end of the reporting period.

Regions Value Fund

The fund's Class A Shares delivered a total return of 2.44%. 2 The flat return was the result of income dividends totaling $0.10 per share and a $0.27 increase in net asset value. Class B Shares delivered a total return of 2.30%, or (0.70)% adjusted for the contingent deferred sales charge. 2 The Class B Shares total return was the result of income dividends totaling $0.08 per share and a $0.27 increase in net asset value. The fund's net assets totaled $279.7 million at the end of the reporting period.

Regions Growth Fund

Over the six month reporting period, the fund's diversified portfolio of high-quality growth stocks delivered a total return for Class A Shares of (17.22)%. 2 The total return was the result of a decline in net asset value as the value of the fund's holdings reflected the general decline in growth stock prices. The share class also paid capital gains amounting to $0.88 per share. Class B Shares delivered a total return of (17.36)%, or (19.72)% adjusted for the contingent deferred sales charge. 2 The total return was the result of a decline in net asset value. The share class also paid capital gains amounting to $0.88 per share. At the end of the reporting period, the fund's net assets totaled $503.6 million.

Regions Aggressive Growth Fund

Regions Aggressive Growth Fund gives investors the opportunity to pursue long-term capital appreciation through a diversified portfolio of small and mid-size American companies. 3 During the reporting period, the fund's Class A Shares delivered a total return of 8.78%. 2 Class B Shares delivered a total return of 8.70%, or 6.18% adjusted for the contingent deferred sales charge. 2 Contributing to the returns of each share class were $0.10 per share in income dividends and an increase in the value of the fund's holdings. Both share classes also paid a capital gain totaling $3.92.

Thank you for pursuing your financial goals through the Regions Funds. Adding to your account on a regular basis and reinvesting your dividends in additional shares are convenient, painless ways to "pay yourself first" and enjoy the benefit of compounding. 4

We look forward to keeping you up-to-date on your progress.

Sincerely,

/s/ Peter J. Germain

Peter J. Germain
President
July 15, 2001

3 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

4 Systematic investing does not ensure a profit or protect against loss in declining markets.

Investment Review

Regions Limited Maturity Government Fund

For the six-month reporting period ended May 31, 2001, the Regions Limited Maturity Government Fund's Class A Shares produced a total return of 4.53%, based on net asset value. The fund's return is measured against the Merrill Lynch 1-3 Year Government/Corporate Index 1 ("Merrill Lynch Index") which returned 5.18%. We compare our performance to this index because the fund will normally invest at least 65% of the value of its total net assets in U.S. government securities, which should closely track the U.S. government allocation in the Merrill Lynch Index. The balance of the fund may be comprised of corporate bonds, mortgage backed securities, asset backed securities, bank instruments, repurchase agreements, and securities of other investment companies. The fund's dollar-weighted average portfolio duration will normally fluctuate between 1.5 - 3.0 years. 2

During the reporting period, the fund performed in a positive manner in the face of an economic downturn coupled with a relaxation of monetary policy by the Federal Reserve Board (the "Fed"). The federal funds target rate was lowered by 250 basis points during the reporting period. While rates rose and declined across sectors, credit quality concerns remained but rate reductions by the Fed allowed treasury, agency, and corporate securities to produce positive total returns.

Our strategy for 2001 has been to maintain the portfolio duration in line with the Merrill Lynch Index, to increase the overall portfolio convexity, and to maintain current yield in the face of a positive or negative yield curve. Our forecast is for the economy to slow, with the fund performance influenced by the trend in interest rates.

Regions Fixed Income Fund

For the six-month reporting period ended May 31, 2001, the Regions Fixed Income Fund's Class A Shares produced a total return of 4.95%, based on net asset value. The fund's return is measured against the Merrill Lynch 1-10 Year Government/Corporate Index 3 ("Merrill Lynch Index") which returned 5.65%. We compare our performance to this index because the fund will normally maintain a duration that is + or -10% of the benchmark duration. 2 The fund will usually hold 50% of the portfolio in liquid, government securities. The balance of the fund may be comprised of corporate bonds, mortgage backed securities, asset backed securities, bank instruments, repurchase agreements, and securities of other investment companies. The fund's dollar-weighted average portfolio duration will normally fluctuate between 4.0 - 5.0 years.

During the reporting period, the fund performed in a positive manner in the face of an economic downturn coupled with a relaxation of monetary policy by the Fed. The federal funds target rate was lowered by 250 basis points during the reporting period. While rates rose and declined across sectors, credit quality concerns remained but rate reductions by the Fed allowed treasury, agency, and corporate securities to produce positive total returns.

1 Merrill Lynch 1-3 Year Government/Corporate Index is an unmanaged index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.00 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Investments cannot be made in an index.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

3 The Merrill Lynch 1-10 Year Government/Corporate Index is an unmanaged market capitalization weighted index including U.S. government and fixed-coupon domestic investment grade corporate bonds with at least $100 million par amount outstanding. Investments cannot be made in an index.

Our strategy for 2001 has been to maintain the portfolio duration in line with the Merrill Lynch Index, to increase the overall portfolio convexity, and to maintain current yield in the face of a positive or negative yield curve. Our forecast is for the economy to slow, with the fund performance influenced by the trend in interest rates.

Regions Balanced Fund

For the six-month reporting period ended May 31, 2001, the Regions Balanced Fund's Class A Shares produced a total return of (1.53)%, based on net asset value. This compares to an 0.57% return for the Standard & Poor's 500/Merrill Lynch 1-10 Year Government/Corporate Index 4 and a 2.34% return for the Lipper Balanced Fund Index, 5 which is comprised of the returns of mutual funds with a balanced objective.

During the reporting period, bonds significantly outperformed stock with the Standard & Poor's 500 Index returning (3.92)%6 while the Merrill Lynch 1-10 Year Government/Corporate Bond Index returned 5.65%.7 Within the equity market, information technology was by far the worst performing sector followed by health care. The best performing sectors were consumer discretionary, basic materials, and financials.

During 2001, we expect equity markets to be volatile due to an economic slowdown and the effect on corporate profits. Fixed income performance should remain positive. We will continue to focus on large capitalization equities and high quality intermediate term bonds.

Regions Value Fund

The Regions Value Fund's Class A Shares produced a total return of 2.44%, based on net asset value for the first six months of fiscal 2001, which ended on May 31, 2001. The Standard & Poor's 500/Barra Value Index 8 had a return of 6.04% over the same time period and the Lipper Large Cap Value Index had a return of 3.02%.5

In the first half of the fiscal year, value stocks continued to outperform growth stocks as the Standard & Poor's 500/Barra Growth Index was down 13.72%. 9 The main cause for this was the continued weakness within the technology sector rather than positive performance from value style stocks. Of course, what we would like to see is outright investor demand for value stocks and have that be the reason for relative outperformance. This could well become the case if energy and utility shortages continue and financial stocks begin to benefit from the numerous rate cuts we have had. The stage is definitely being set for a possible value rally.

4 The Standard & Poor's 500/Merrill Lynch Government/Corporate Index is a weighted index that combines components of the S&P 500 and the Merrill Lynch Government/Corporate Index. The index is unmanaged and investments cannot be made in an index.

5 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

6 Standard & Poor's 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

7 Merrill Lynch 1-10 Year Government/Corporate Bond Index is composed of all bonds that are investment grade rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's. Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. The index is unmanaged, and investments cannot be made in an index.

8 Standard & Poor's 500/Barra Value Index is a weighted index that combines components of the S&P 500 and the Barra Value Index. The index is unmanaged and investments cannot be made in an index.

9 Standard &Poor's 500/Barra Growth Index is a weighted index that combines components of the S&P 500 and the Barra Growth Index. The Index is unmanaged, and investments cannot be made in an index.

Over the course of the quarter, the fund took a more focused approach and trimmed the number of holdings down to 46 stocks. The fund also is placing emphasis on energy and utility stocks as the fund is overweighted in those two sectors versus the Barra Value Index. The fund also held a cash position of about 7% or so through most of the quarter.

Going forward, the fund will remain fully invested in strictly value style equity securities. We will continue to maintain a focused investment approach which will allow us to invest in only our very best investment ideas.

Regions Growth Fund

For the six months ended May 31, 2001 the Regions Growth Fund's Class A Shares returned (17.22)%, based upon net asset value, as compared to the Standard & Poor's 500/Barra Growth Index return of (13.72)% for the same reporting period. 9 For peer group comparison, the Lipper Large Cap Growth Index for the reporting period returned (14.88)%. 5

Following six earlier Fed rate increases, an economic slowdown continued to unfold. The contraction is marked by a dramatically diminished outlook for corporate capital expenditures, which in turn has meant excess capacity and inventory, widespread cost-cutting and most notably, further downward financial guidance for many traditional growth stocks.

However, the Fed has most recently embarked on an aggressive campaign to aid the struggling economy by reducing interest rates four more times since the surprise cut announced January 3, 2001.

Given the historic precedence of market rallies materializing in the wake of aggressive Fed rate cutting, we are optimistic that a catalyst is now in place to fairly soon redirect the poor performance of general equity markets since the first quarter of 2000.

Regions Aggressive Growth Fund

The Regions Aggressive Growth Fund's Class A Shares finished the first half of fiscal 2001 with a total return of 8.78%, which compared to 0.32% for the Standard & Poor's 400 Midcap Barra Growth Index.10 The larger-capitalized Standard & Poor's 500 returned (3.92)%6 and the NASDAQ returned (18.76)%.11 These returns were for the period December 1, 2000 through May 31, 2001.

Beginning calendar year 2001, the fund was re-classified by Lipper Analytical Service, Inc. from a Midcap Core Fund to a Midcap Growth Fund. Investors seeking peer group relative performance should now look for the fund in the Midcap Growth universe. The fund has tended to have less volatility than this new universe. The Midcap Growth Index universe showed a return of (5.77)%.

As we move through 2001, we are still faced with the same problem as at year-end: a lack of market leadership. Currently, smaller- and mid-capitalization stocks are out-performing the larger-capitalization stocks. However, there appears to be no economic sector (such as consumer, energy, utilities, etc.) that has had any consistency of price appreciation. Since technology stocks are still over-valued and have earnings problems as well, we feel that a new sector must emerge for the market to achieve substantially higher prices. We admit that the market will have rallies and pull-backs over the remainder of the year, but leadership may still be hard to find.

10 Standard & Poor's 400 Midcap Barra Index is an unmanaged index that is constructed by dividing the stocks in S&P 400 Index according to a single attribute: price-to-book ratio. The index has firms with higher price-to-book ratios. Each company in the S&P 400 is assigned to either the Growth or Midcap Index so that the indexes are capitalization-weighted, meaning that the stock is weighted in the appropriate index in proportion to its market value. Investments cannot be made in an index.

11 NASDAQ Composite Index is an unmanaged index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq stock market.

Regions Treasury Money Market Fund
Portfolio of Investments

May 31, 2001 (unaudited)

Principal Amount or Shares			Value
U.S. Treasury Obligations--91.3%
		U.S. Treasury Bills--91.3%
$705,000,000	(1)	3.51% - 4.94%, 6/7/2001 - 9/13/2001 (at amortized cost)	$700,995,674

Mutual Fund Shares--9.0%
32,201,766		Federated U.S. Treasury Cash Reserves Fund	32,201,766
11,439,111		Goldman Sachs Fund Square Trust	11,439,111
25,054,159		Provident Institutional Federal Security Portfolio	25,054,159

		Total Mutual Fund Shares (at net asset value)	68,695,036

		Total Investments (at amortized cost)(2)	$769,690,710

(1) Yield at date of purchase.
(2) Also represents cost for federal tax purposes.
Note: The categories of investments are shown as a percentage of net assets ($767,362,884) at May 31, 2001.

(See Notes which are an integral part of the Financial Statements)

Regions Limited Maturity Government Fund
Portfolio of Investments

May 31, 2001 (unaudited)

Principal Amount		Value
Corporate Bonds--20.0%
	Finance-Automotive--0.8%
$1,000,000	Ford Motor Credit Co., 5.750%, 2/23/2004	$999,560

	Finance-Commercial--4.1%
2,000,000	General Electric Capital Corp., 5.375%, 1/15/2003	2,020,560
3,000,000	IBM Credit Corp., 6.390%, 7/30/2002	3,061,830

	Total	5,082,390

	Finance Companies--1.6%
2,000,000	International Lease Finance Corp., 5.400%, 1/22/2002	2,016,120

	Financial-Diversified--2.5%
2,000,000	Citigroup, Inc., 5.700%, 2/6/2004	2,019,320
1,000,000	Citigroup, Inc., 5.800%, 3/15/2004	1,011,340

	Total	3,030,660

	Household Products--4.2%
3,000,000	Colgate-Palmolive Co., 6.580%, 11/5/2002	3,073,860
2,000,000	Procter & Gamble Co., 6.600%, 12/15/2004	2,064,720

	Total	5,138,580

	Investment Bank/ Brokerage--1.6%
2,000,000	Morgan Stanley, Dean Witter & Co., 5.625%, 1/20/2004	1,999,940

	Oil-Domestic--1.0%
1,225,000	Atlantic Richfield Co., 5.550%, 4/15/2003	1,236,368

	Oil-International--1.7%
2,000,000	Chevron Corp., 6.625%, 10/1/2004	2,070,360

	Telecommunication- Cellular--2.5%
3,000,000	AT&T Corp., 6.500%, 9/15/2002	3,046,320

	Total Corporate Bonds (identified cost $24,046,687)	24,620,298

Corporate Notes--1.6%
	Finance-Automotive--1.6%
$2,000,000	Ford Motor Credit Co., 6.000%, 1/14/2003 (identified cost $2,002,820)	$2,022,460

U.S. Government Agencies--50.0%
	Federal Farm Credit Bank--3.4%
1,000,000	5.250%, 5/1/2002	1,009,980
3,000,000	6.750%, 1/13/2003	3,105,570

	Total	4,115,550

	Federal Home Loan Bank--30.0%
2,000,000	4.875%, 5/14/2004	1,988,580
1,000,000	5.125%, 1/13/2003	1,011,610
6,900,000	5.125%, 9/15/2003	6,989,976
2,000,000	5.375%, 1/5/2004	2,022,920
1,800,000	5.400%, 1/15/2003	1,826,802
2,000,000	5.575%, 8/28/2001	2,008,820
1,000,000	5.875%, 8/15/2001	1,004,120
1,000,000	6.130%, 7/19/2002	1,020,730
4,000,000	6.250%, 11/15/2002	4,110,040
4,000,000	6.750%, 2/15/2002	4,071,800
2,000,000	6.750%, 5/1/2002	2,049,560
3,000,000	6.750%, 8/15/2002	3,090,600
5,500,000	7.000%, 2/14/2003	5,732,430

	Total	36,927,988

	Federal Home Loan Mortgage Corporation--2.8%
3,300,000	7.000%, 2/15/2003	3,436,356

	Federal National Mortgage Association--13.8%
1,000,000	4.625%, 5/15/2003	1,000,960
1,000,000	4.750%, 11/14/2003	998,690
4,000,000	5.125%, 2/13/2004	4,018,440
1,000,000	5.250%, 1/15/2003	1,012,180
2,000,000	5.330%, 10/20/2003	2,038,360
1,000,000	6.300%, 12/13/2002	1,028,910
6,650,000	6.500%, 8/15/2004	6,922,517

	Total	17,020,057

	Total U.S. Government Agencies (identified cost $59,668,529)	61,499,951

U.S. Treasury Obligations--22.0%
	U.S. Treasury Notes--22.0%
$3,000,000	5.375%, 6/30/2003	$3,064,080
3,000,000	5.500%, 5/31/2003	3,069,210
2,000,000	5.750%, 10/31/2002	2,046,800
1,200,000	5.750%, 11/30/2002	1,228,872
2,000,000	6.000%, 9/30/2002	2,052,060
9,000,000	6.000%, 8/15/2004	9,353,430
5,000,000	6.250%, 8/31/2002	5,138,250
1,000,000	6.250%, 2/15/2003	1,033,380

	Total U.S. Treasury Obligations (identified cost $26,095,367)	26,986,082

(1)Repurchase Agreement--5.5%
$6,751,986	GX Clarke & Co., 4.050%, dated 5/31/2001, due 6/1/2001 (at amortized cost)	$6,751,986

	Total Investments (identified cost $118,565,389)(2)	$121,880,777

(1)The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(2)The cost of investments for federal tax purposes amounts to $118,565,389. The net unrealized appreciation of investments on a federal tax basis amounts to $3,315,388 which is comprised of $3,331,688 appreciation and $16,300 depreciation at May 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($122,976,876) at May 31, 2001.

(See Notes which are an integral part of the Financial Statements)

Regions Fixed Income Fund
Portfolio of Investments

May 31, 2001 (unaudited)

Principal Amount		Value
Corporate Bonds--29.4%
	Consumer Durables--0.3%
	Motor Vehicles
$880,000	Ford Motor Co., Note, 8.875%, 4/1/2006	$961,374

	Consumer Non-Durables--7.3%
	Packaged Foods
2,500,000	Campbell Soup Co., Bond, 6.15%, 12/1/2002	2,542,900
3,000,000	Campbell Soup Co., Note, 6.90%, 10/15/2006	3,093,990
5,000,000	Sara Lee Corp., Note, 5.95%, 1/20/2005	5,047,400

	Total	10,684,290

	Personal Care
3,000,000	Avon Products, Inc., Sr. Note, 6.55%, 8/1/2007	3,011,220

	Publishing-Newspapers
3,000,000	Washington Post Co., Note, 5.50%, 2/15/2009	2,832,300

	Telecommunication-Cellular
3,000,000	Airtouch Communications, Inc., Unsecured Note, 6.65%, 5/1/2008	2,965,710

	Total Consumer Non-Durables	19,493,520

	Consumer Services--1.5%
	Restaurants
4,000,000	McDonald's Corp., Note, 5.95%, 1/15/2008	3,930,440

	Energy--2.1%
	Oil-Domestic
2,500,000	Atlantic Richfield Co., Note, 5.90%, 4/15/2009	2,448,875

	Oil-International
3,000,000	Chevron Corp., Note, 6.625%, 10/1/2004	3,105,540

	Total Energy	5,554,415

	Finance--13.3%
	Finance-Automotive
5,000,000	Ford Motor Credit Co., Sr. Note, 6.00%, 1/14/2003	5,056,150
$5,000,000	General Motors Acceptance Corp., Sr. Unsub., 5.875%, 1/22/2003	$5,047,200

	Total	10,103,350

	Finance Companies
2,000,000	American General Finance Corp., Note, 6.05%, 4/9/2003	2,035,600
1,000,000	Associates Corp. of North America, Sr. Note, 5.75%, 10/15/2003	1,011,320
2,000,000	Associates Corp. of North America, Sr. Note, 6.50%, 7/15/2002	2,041,460
2,500,000	General Electric Capital Corp., Note, (Series A), 6.125%, 2/22/2011	2,473,800
5,000,000	Sears Roebuck Acceptance Corp., Bond, 6.00%, 3/20/2003	5,050,550

	Total	12,612,730

	Investment Bankers/Brokers/Services
5,000,000	J.P. Morgan Chase & Co., Sub. Note, 6.50%, 1/15/2009	4,922,950
5,000,000	Merrill Lynch & Co., Inc., Note, (Series A), 6.00%, 2/12/2003	5,091,650
2,000,000	Morgan Stanley, Dean Witter & Co., Sr. Unsub., 5.625%, 1/20/2004	1,999,940

	Total	12,014,540

	Major-Banks
1,000,000	SouthTrust Bank of Alabama, Birmingham, Sub. Note, 7.00%, 11/15/2008	989,690

	Total Finance	35,720,310

	Non-Energy Minerals--1.0%
	Chemicals-Specialty
3,000,000	Lubrizol Corp., Sr. Note, 5.875%, 12/1/2008	2,810,880

	Transportation--0.4%
	Railroads
$1,000,000	Burlington Northern Santa Fe, Equip. Trust, (Series 99-A), 5.85%, 5/1/2005	$977,260

	Utilities--3.5%
	Electrical Equipment
5,000,000	Emerson Electric Co., Unsecd. Note, 5.85%, 3/15/2009	4,841,550

	Major U.S. Telecommunications
2,400,000	BellSouth Telecommunications, Inc., Note, 6.00%, 6/15/2002	2,434,872
2,000,000	New York Telephone Co., Unsecd. Note, 5.875%, 9/1/2003	2,020,220

	Total	4,455,092

	Total Utilities	9,296,642

	Total Corporate Bonds (identified cost $77,622,962)	78,744,841

U.S. Government Agencies--58.3%
	Federal Farm Credit Bank--6.3%
3,200,000	5.10%, 11/9/2005	3,147,872
3,000,000	5.25%, 12/28/2005	2,967,720
1,000,000	5.55%, 2/24/2006	999,350
1,000,000	5.75%, 9/1/2005	1,008,600
5,500,000	5.79%, 3/15/2006	5,562,700
1,000,000	5.90%, 1/10/2005	1,012,330
2,000,000	6.50%, 9/29/2006	2,089,740

	Total	16,788,312

	Federal Home Loan Bank--20.0%
5,850,000	4.549%, 11/5/2003	5,798,813
4,925,000	5.125%, 3/6/2006	4,853,489
5,000,000	5.25%, 2/13/2004	5,039,250
5,000,000	5.375%, 2/15/2006	4,972,200
2,000,000	5.615%, 3/1/2006	2,004,060
4,000,000	5.80%, 3/30/2009	3,945,960
2,800,000	5.85%, 2/27/2008	2,789,780
3,175,000	5.875%, 11/15/2007	3,187,668
2,895,000	6.375%, 8/15/2006	3,008,803
8,000,000	6.50%, 11/15/2006	8,366,880
$1,000,000	6.75%, 2/15/2002	$1,017,950
7,000,000	7.125%, 2/15/2005	7,418,670
1,070,000	7.25%, 2/15/2007	1,149,437

	Total	53,552,960

	Federal Home Loan Mortgage Corporation--14.0%
314,132	4.93%, 11/15/2007	316,199
6,000,000	5.25%, 1/15/2006	5,946,780
5,000,000	5.75%, 4/15/2008	4,980,050
7,000,000	5.75%, 3/15/2009	6,912,080
10,865,000	6.625%, 9/15/2009	11,292,755
5,000,000	7.00%, 2/15/2003	5,206,600
876,265	7.00%, 2/15/2008	895,534
2,000,000	7.53%, 8/7/2006	2,012,180

	Total	37,562,178

	Federal National Mortgage Association--17.0%
5,000,000	5.75%, 4/15/2003	5,103,700
3,000,000	5.75%, 6/15/2005	3,038,400
4,100,000	6.00%, 5/15/2008	4,139,237
3,600,562	6.00%, 9/1/2013	3,562,324
1,409,239	6.00%, 9/1/2013	1,394,273
1,793,597	6.00%, 1/1/2014	1,774,549
1,000,000	6.50%, 8/15/2004	1,040,980
4,708,078	6.50%, 7/1/2014	4,736,044
5,000,000	6.625%, 9/15/2009	5,200,150
3,716,165	6.75%, 5/25/2009	3,794,576
1,627,995	7.00%, 9/1/2014	1,661,059
2,000,000	7.07%, 10/24/2006	2,022,540
5,000,000	7.09%, 3/13/2007	5,101,900
3,000,000	7.65%, 11/6/2009	3,004,680

	Total	45,574,412

	Government National Mortgage Association--1.0%
1,568,845	6.00%, 2/15/2014	1,564,436
1,029,760	6.00%, 2/15/2014	1,026,866

	Total	2,591,302

	Total U.S. Government Agencies (identified cost $153,023,846)	156,069,164

U.S. Treasury Obligations--9.1%
	U.S. Treasury Bonds--2.5%
$6,000,000	STRIPS, IO, 02/15/2006	$4,747,620
1,000,000	STRIPS, PO, 8/15/2002	953,700
1,000,000	STRIPS, PO, 08/15/2005	809,930

	Total	6,511,250

	U.S. Treasury Notes--6.6%
3,000,000	5.625%, 2/15/2006	3,084,750
3,000,000	5.875%, 11/15/2005	3,111,600
1,000,000	6.00%, 8/15/2004	1,039,270
3,000,000	6.375%, 4/30/2002	3,069,720
3,000,000	6.50%, 10/15/2006	3,197,100
4,000,000	6.50%, 5/15/2005	4,236,080

	Total	17,738,520

	Total U.S. Treasury Obligations (identified cost $23,108,815)	24,249,770

(1)Repurchase Agreement--2.5%
$6,569,738	GX Clarke & Co., 4.05%, dated 5/31/2001, due 6/1/2001 (at amortized cost)	$6,569,738

	Total Investments (identified cost $260,325,361)(2)	$265,633,513

(1) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(2) The cost of investments for federal tax purposes amounts to $260,325,361. The net unrealized appreciation of investments on a federal tax basis amounts to $5,308,152 which is comprised of $6,018,571 appreciation and $710,419 depreciation at May 31, 2001.
Note: The categories of investments are shown as a percentage of net assets ($267,629,330) at May 31, 2001.

The following acronyms are used throughout this portfolio:
IO--Interest Only
PO--Principal Only
STRIPS--Separate Trading of Registered Interest & Principal of Securities

(See Notes which are an integral part of the Financial Statements)

Regions Balanced Fund
Portfolio of Investments

May 31, 2001 (unaudited)

Shares			Value
Common Stocks--49.2%
		Capital Goods--1.2%
		Aerospace/Defense
26,571		General Dynamics Corp.	$2,059,784

		Consumer Durables--2.2%
		Beverages-Alcoholic
25,690		Anheuser-Busch Cos., Inc.	1,130,360

		Soft Drink
21,283		Coca-Cola Co.	1,008,814
32,948		PepsiCo, Inc.	1,474,752

		Total	2,483,566

		Total Consumer Durables	3,613,926

		Consumer Non-Durables--2.4%
		Packaged Goods/Cosmetics
20,546		Clorox Co.	711,713
15,632		Kimberly-Clark Corp.	944,954
9,352		Procter & Gamble Co.	600,772

		Total	2,257,439

		Packaged Foods
42,035		General Mills, Inc.	1,780,603

		Total Consumer Non-Durables	4,038,042

		Consumer Services--0.4%
		Food Distributors
20,763		Sysco Corp.	617,284

		Energy Minerals--4.7%
		International Oil Companies
23,349		Chevron Corp.	2,242,671
32,115		Exxon Mobil Corp.	2,850,206

		Total	5,092,877

		Oil-Domestic
27,800		Conoco, Inc., Class B	867,360
14,697		Phillips Petroleum Co.	951,484
27,461		USX-Marathon Group	888,363

		Total	2,707,207

		Total Energy Minerals	7,800,084

		Electronic Technology--6.0%
		Computers-Communications
61,529	(1)	Cisco Systems, Inc.	$1,185,049

		Electronic Data Processing
27,371		International Business Machines Corp.	3,060,078
48,066	(1)	Sun Microsystems, Inc.	791,647

		Total	3,851,725

		Semiconductors
98,264		Intel Corp.	2,654,111

		Telecommunication-Equipment
24,505		Nokia Oyj, ADR	716,526
7,426		Nortel Networks Corp.	98,989
16,193	(1)	QUALCOMM, Inc.	983,563
15,059	(1)	Tellabs, Inc.	512,157

		Total	2,311,235

		Total Electronic Technology	10,002,120

		Finance--9.7%
		Diversified Financial Services
61,373		Citigroup, Inc.	3,145,366
25,353		Fannie Mae	2,090,101
26,347		Freddie Mac	1,744,171

		Total	6,979,638

		Insurance-Brokers
12,855		Marsh & McLennan Cos., Inc.	1,348,490

		Investment Bankers/Brokers/Services
32,230		J.P. Morgan Chase & Co.	1,584,105
1,459		SPDR Trust Series 1	183,761

		Total	1,767,866

		Life Insurance
27,532		AFLAC, Inc.	892,863
17,943		Jefferson-Pilot Corp.	850,319
22,916		Torchmark Corp.	868,975

		Total	2,612,157

		Major Banks
8,645		Bank of America Corp.	$512,216
16,116		Wells Fargo Co.	758,741

		Total	1,270,957

		Multi-Line Insurance
24,828		American International Group, Inc.	2,011,068

		Total Finance	15,990,176

		Health Technology--5.4%
		Major Pharmaceuticals
13,937		American Home Products Corp.	882,212
14,045		Bristol-Myers Squibb Co.	761,801
20,993		Johnson & Johnson	2,035,271
10,737		Merck & Co., Inc.	783,694
70,306		Pfizer, Inc.	3,015,424
31,183		Pharmacia Corp.	1,514,246

		Total Health Technology	8,992,648

		Industrial Services--1.7%
		Oilfield Services Equipment
40,602		Halliburton Co.	1,897,737
14,856		Schlumberger Ltd.	936,374

		Total Industrial Services	2,834,111

		Non-Energy Materials--1.5%
		Biotechnology
37,356	(1)	Amgen, Inc.	2,479,691

		Process Industries--2.4%
		Multi-Sector Companies
48,836		General Electric Co.	2,392,964

		Paper
18,946		International Paper Co.	724,685
27,387		Mead Corp.	794,223

		Total	1,518,908

		Total Process Industries	3,911,872

		Retail Trade--3.2%
		Building Materials
5,913		Corning, Inc.	111,874
33,655		Tyco International Ltd.	1,933,480

		Total	2,045,354

Shares or Principal Amount			Value
		Building Materials Chains
19,412		Home Depot, Inc.	$956,818
16,541		Lowe's Cos., Inc.	1,150,096

		Total	2,106,914

		Discount Store
21,832		Wal-Mart Stores, Inc.	1,129,806

		Total Retail Trade	5,282,074

		Technology Services--2.2%
		Computers Peripheral
32,444	(1)	EMC Corp. Mass	1,025,230

		Computer Software
37,109	(1)	Microsoft Corp.	2,567,201

		Total Technology Services	3,592,431

		Utilities--6.2%
		Electric Utilities: South
16,849		Duke Energy Corp.	770,336
13,344		FPL Group, Inc.	777,288
20,000	(1)	Mirant Corp.	786,000

		Total	2,333,624

		Major U.S. Telecommunications
70,336	(1)	Global Crossing Ltd.	893,267
48,661	(1)	Qwest Communications International, Inc.	1,787,805
43,410		Verizon Communications	2,381,039
82,700	(1)	WorldCom, Inc.	1,475,368

		Total	6,537,479

		Oil/Gas Transmission
36,649		Williams Cos., Inc. (The)	1,443,971

		Total Utilities	10,315,074

		Total Common Stocks (identified cost $70,479,492)	81,529,317

Corporate Bonds--13.1%
		Consumer Durables--0.7%
		Motor Vehicles
$120,000		Ford Motor Co., Note, 8.875%, 4/1/2006	131,096

		Railroads
1,000,000		Burlington Northern Santa Fe, Equip. Trust, Series 99-A, 5.85%, 5/1/2005	977,260

		Total Consumer Durables	1,108,356

Principal Amount			Value
		Consumer Non-Durables--1.9%
		Foods Distributors
$1,376,000		Campbell Soup Co., Note, 6.90%, 10/15/2006	$1,419,110

		Publishing-Newspapers
1,900,000		Washington Post Co., Note, 5.50%, 2/15/2009	1,793,790

		Total Consumer Non-Durables	3,212,900

		Consumer Services--0.6%
		Restaurants
1,000,000		McDonald's Corp., Note, 5.95%, 1/15/2008	982,610

		Consumer Staples--1.7%
		Beverages-Alcoholic
2,500,000		Anheuser-Busch Cos., Inc., Note, 5.375%, 9/15/2008	2,374,800

		Personal Care
500,000		Avon Products, Inc., Sr. Note, 6.55%, 8/1/2007	501,870

		Total Consumer Staples	2,876,670

		Energy--1.5%
		Oil-Domestic
2,500,000		Atlantic Richfield Co., Note, 5.90%, 4/15/2009	2,448,875

		Finance--4.0%
		Finance Companies
1,000,000		American General Finance Corp., Note, 6.05%, 4/9/2003	1,017,800
600,000		Associates Corp. of North America, Sr. Note, 6.50%, 7/15/2002	612,438
2,000,000		IBM Credit Corp., 6.39%, 7/30/2002	2,041,220
1,000,000		Morgan Stanley, Dean Witter & Co., Sr. Unsub., 5.625%, 1/20/2004	999,970
1,000,000		Sears Roebuck Acceptance Corp., Bond, 6.00%, 3/20/2003	1,010,110

		Total	5,681,538

		Investment Bankers/Brokers/Services
1,000,000		Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003	1,018,330

		Total Finance	6,699,868

Principal Amount			Value
		Process Industries--0.6%
		Specialty Chemicals
$1,000,000		Lubrizol Corp., 5.875%, 12/1/2008	$936,960

		Utilities--2.1%
		Electrical Equipment
2,000,000		Emerson Electric Co., Unsecd. Note, 5.85%, 3/15/2009	1,936,620

		Telecommunication-Cellular
1,500,000		Airtouch Communications, Inc., 6.65%, 5/1/2008	1,482,855

		Total Utilities	3,419,475

		Total Corporate Bonds (identified cost $21,343,504)	21,685,714

U.S. Government Agencies--25.2%
		Federal Home Loan Bank--5.8%
2,000,000		5.375%, 2/15/2006	1,988,880
3,000,000		5.85%, 2/27/2008	2,989,050
1,000,000		6.375%, 8/15/2006	1,039,310
2,385,000		6.50%, 11/15/2006	2,494,376
1,000,000		7.25%, 2/15/2007	1,074,240

		Total	9,585,856

		Federal Home Loan Mortgage Corporation--7.5%
2,000,000		5.75%, 3/15/2009	1,974,880
3,000,000		6.00%, 2/14/2006	3,021,990
6,225,000		6.625%, 9/15/2009	6,470,078
1,000,000		6.875%, 1/15/2005	1,053,170

		Total	12,520,118

		Federal National Mortgage Association--11.2%
3,700,000		5.75%, 4/15/2003	3,776,738
1,409,606		6.00%, 9/1/2013	1,394,636
2,167,867		6.00%, 1/1/2014	2,144,844
1,000,000		6.50%, 8/15/2004	1,040,980
1,849,602		6.50%, 7/1/2014	1,860,589
3,000,000		6.625%, 9/15/2009	3,120,090
1,000,000		6.70%, 12/12/2006	1,012,820
500,000		6.75%, 5/25/2009	510,550
1,627,995		7.00%, 9/1/2014	1,661,059
2,000,000		7.65%, 11/6/2009	2,003,120

		Total	18,525,426

Principal Amount			Value
		Government National Mortgage Association--0.7%
$784,422		6.00%, 2/15/2014	$782,218
404,559		6.00%, 2/15/2014	403,422

		Total	1,185,640

		Total U.S. Government Agencies (identified cost $40,610,387)	41,817,040

U.S. Treasury Obligations--7.9%
		U.S. Treasury Notes--7.9%
1,000,000		STRIPS, IO, 2/15/2006	791,270
1,000,000		STRIPS, PO, 8/15/2002	953,700
1,000,000		5.625%, 2/15/2006	1,028,250
2,000,000		6.375%, 4/30/2002	2,046,480
2,000,000		6.50%, 5/15/2005	2,118,040
5,800,000		6.50%, 10/15/2006	6,181,060

		Total U.S. Treasury Obligations (identified cost $12,556,846)	13,118,800

Principal Amount			Value
(2)Repurchase Agreement--4.1%
$6,817,203		GX Clarke & Co., 4.05%, dated 5/31/2001, due 6/1/2001 ( at amortized cost)	$6,817,203

		Total Investments (identified cost $151,807,432)(3)	$164,968,074

(1) Non-income producing security.
(2) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(3) The cost of investments for federal tax purposes amounts to $151,807,432. The net unrealized appreciation of investments on a federal tax basis amounts to $13,160,642 which is comprised of $19,191,778 appreciation and $6,031,136 depreciation at May 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($165,865,002) at May 31, 2001.
The following acronyms are used throughout this portfolio:
ADR--American Depositary Receipt
IO--Interest Only
PO--Principal Only
STRIPS--Separate Trading of Registered Interest & Principal of Securities

(See Notes which are an integral part of the Financial Statements)

Regions Value Fund
Portfolio of Investments

May 31, 2001 (unaudited)

Shares			Value
Common Stocks--93.9%
		Commercial Services--1.0%
		Food Distributors
135,100		ConAgra, Inc.	$2,816,835

		Consumer Cyclicals--1.0%
		Building Supplies
40,200		Lowe's Cos., Inc.	2,795,106

		Consumer Durables--4.9%
		Motor Vehicles
268,100	(1)	Ford Motor Co.	6,528,235
124,000		General Motors Corp.	7,055,600

		Total Consumer Durables	13,583,835

		Consumer Non-Durables--2.5%
		Tobacco
135,600		Philip Morris Cos., Inc.	6,971,196

		Consumer Services--2.6%
		Restaurants
236,100		McDonald's Corp.	7,149,108

		Electronic Technology--4.9%
		Electrical Equipment
101,600		Emerson Electric Co.	6,879,336

		Electronic Data Processing
234,900		Hewlett-Packard Co.	6,887,268

		Total Electronic Technology	13,766,604

		Energy Minerals--16.2%
		Intergrated Oil Companies
72,200		Chevron Corp.	6,934,810
78,100		Exxon Mobil Corp.	6,931,375
113,400		Royal Dutch Petroleum Co., ADR	6,915,132
97,000		Texaco, Inc.	6,925,800

		Total	27,707,117

		Oil-Domestic
31,400		Amerada Hess Corp.	2,689,096
85,400		Conoco, Inc., Class B	2,664,480
42,000		Phillips Petroleum Co.	2,719,080

		Total	8,072,656

		Oil-Exploration & Production
40,900		Anadarko Petroleum Corp.	$2,560,749
177,300		Unocal Corp.	6,852,645

		Total	9,413,394

		Total Energy Minerals	45,193,167

		Finance--19.7%
		Diversified Financial Services
138,400		Citigroup, Inc.	7,093,000
92,700		Fannie Mae	7,642,188

		Total	14,735,188

		Major Banks
124,400		Bank of America Corp.	7,370,700
50,200		Comerica, Inc.	2,856,380
171,800		Fleet Boston Financial Corp.	7,145,162
61,600		Mellon Financial Corp.	2,822,512
42,200		PNC Financial Services Group	2,922,350
46,300		SunTrust Banks, Inc.	2,843,746
153,800		Wells Fargo Co.	7,240,904

		Total	33,201,754

		Investment Bankers/Brokers/Services
146,600		J.P. Morgan Chase & Co.	7,205,390

		Total Finance	55,142,332

		Healthcare/Drug--1.1%
		Major Pharmaceuticals
53,000	(1)	Watson Pharmaceuticals, Inc.	3,185,300

		Industrial Services--4.8%
		Oilfield Services/Equipment
146,200		Halliburton Co.	6,833,388
102,900		Schlumberger Ltd.	6,485,787

		Total Industrial Services	13,319,175

		Life Insurance--1.0%
61,300		Jefferson-Pilot Corp.	2,905,007

		Non-Energy Minerals--2.4%
		Aluminum
158,000		Alcoa, Inc.	$6,817,700

		Process Industries--4.8%
		Chemicals
143,800		Du Pont (E.I.) de Nemours & Co.	6,672,320

		Paper
174,500		International Paper Co.	6,674,625

		Total Process Industries	13,346,945

		Producer Manufacturing--4.9%
		Diversified Manufacturing
57,200		Minnesota Mining & Manufacturing Co.	6,782,776

		Industrial Machinery/Components
128,800		Caterpillar, Inc.	6,975,808

		Total Producer Manufacturing	13,758,584

		Retail Trade--1.0%
		General Merchandise
76,200		Target Corp.	2,880,360

		Utilities--21.1%
		Electric Companies
105,500		Dominion Resources, Inc.	6,994,650
141,900		Public Service Enterprises Group, Inc.	7,295,079
57,800		TXU Corp.	2,851,852

		Total	17,141,581

Shares or Principal Amount			Value
		Electric Utilities: South
150,300		Duke Energy Corp.	$6,871,716
312,300		Southern Co.	7,351,542

		Total	14,223,258

		Major U.S. Telecommunications
167,700		BellSouth Corp.	6,914,271
159,300		SBC Communications, Inc.	6,857,865
129,500		Verizon Communications	7,103,075

		Total	20,875,211

		Natural Gas
128,100		Enron Corp.	6,777,771

		Total Utilities	59,017,821

		Total Common Stocks (identified cost $236,066,470)	262,649,075

(2)Repurchase Agreement--6.9%
$19,271,575		GX Clarke & Co., 4.05%, dated 5/31/2001, due 6/1/2001 (at amortized cost)	19,271,575

		Total Investments (identified cost $255,338,045)(3)	$281,920,650

(1) Non-income producing security.
(2) The repurchase agreement is fully collateralized by U.S. Treasury or agency obligations based on market prices at the date of the portfolio.
(3) The cost of investments for federal tax purposes amounts to $255,338,045. The net unrealized appreciation of investments on a federal tax basis amounts to $26,582,605 which is comprised of $30,584,532 appreciation and $4,001,927 depreciation at May 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($279,678,395) at May 31, 2001.
The following acronym is used throughout this portfolio:
ADR--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

Regions Growth Fund
Portfolio of Investments

May 31, 2001 (unaudited)

Shares			Value
Common Stocks--93.9%
		Biotechnology--1.1%
80,000	(1)	Amgen, Inc.	$5,310,400

		Capital Goods--7.8%
		Equipment-Machinery
800,000		General Electric Co.	39,200,000

		Commercial Cyclical--9.0%
		Merchandise/Mass Merchandising
70,000		Target Corp.	2,646,000
518,000		Wal-Mart Stores, Inc.	26,806,500

		Total	29,452,500

		Merchandise/Specialty
270,000		Home Depot, Inc.	13,308,300

		Retail-Apparel
80,000		Gap (The), Inc.	2,480,000

		Total Commercial Cyclical	45,240,800

		Commercial Non-Cyclical--9.1%
		Beverages-Alcoholic
92,000		Anheuser-Busch Cos., Inc.	4,048,000

		Entertainment
320,000	(1)	AOL Time Warner, Inc.	16,713,600

		Cosmetics/Household
51,000		Colgate-Palmolive Co.	2,888,640
156,000		Kimberly-Clark Corp.	9,430,200
202,000		Procter & Gamble Co.	12,976,480

		Total	25,295,320

		Total Commercial Non-Cyclical	46,056,920

		Energy--4.5%
		Natural Gas
47,000		Enron Corp.	2,486,770

		Oil & Gas-Drill & Equipment
80,000		Schlumberger Ltd.	5,042,400

		Oil-International
52,000		Chevron Corp.	4,994,600
112,000		Exxon Mobil Corp.	9,940,000

		Total	14,934,600

		Total Energy	22,463,770

		Food & Beverage--3.2%
90,000		Coca-Cola Co.	4,266,000
269,000		PepsiCo, Inc.	12,040,440

		Total Food & Beverage	16,306,440

		Healthcare/Drug--16.1%
150,000		American Home Products Corp.	9,495,000
200,000		Bristol-Myers Squibb Co.	10,848,000
17,500	(1)	Forest Laboratories, Inc.	1,296,050
200,000		Merck & Co., Inc.	14,598,000
735,000		Pfizer, Inc.	31,524,150
125,000		Pharmacia Corp.	6,070,000
177,000		Schering Plough Corp.	7,425,150

		Total Healthcare/Drug	81,256,350

		Hospital Supplies--4.6%
189,000		Johnson & Johnson	18,323,550
116,000		Medtronic, Inc.	4,985,680

		Total Hospital Supplies	23,309,230

		Insurance/Miscellaneous--9.1%
206,000		American Express Co.	8,676,720
235,000		American International Group, Inc.	19,035,000
192,000		Fannie Mae	15,828,480
131,000		Schwab (Charles) Corp.	2,462,800

		Total Insurance/Miscellaneous	46,003,000

		Technology--27.7%
39,000	(1)	Altera Corp.	936,000
28,000	(1)	Analog Devices, Inc.	1,247,400
23,000	(1)	Broadcom Corp.	764,980
755,000	(1)	Cisco Systems, Inc.	14,541,300
93,000		Corning, Inc.	1,759,560
362,000	(1)	EMC Corp. Mass	11,439,200
838,000		Intel Corp.	22,634,380
188,000		International Business Machines Corp.	21,018,400
115,000	(1)	JDS Uniphase Corp.	1,921,650
400,000	(1)	Microsoft Corp.	27,672,000
79,000	(1)	Network Appliance, Inc.	1,469,400
101,000		Nokia OYJ	2,953,240
186,000		Nortel Networks Corp.	2,479,380
629,000	(1)	Oracle Corp.	9,623,700
80,000	(1)	QUALCOMM, Inc.	4,859,200
420,000	(1)	Sun Microsystems, Inc.	6,917,400
150,000		Texas Instruments, Inc.	5,118,000
47,000	(1)	Xilinx, Inc.	1,938,750

		Total Technology	139,293,940

		Utilities--1.7%
		Communications
81,000	(1)	Qwest Communications International, Inc.	2,975,940
102,000		Verizon Communications	5,594,700

		Total Utilities	8,570,640

		Total Common Stocks (identified cost $404,445,170)	473,011,490

Principal Amount			Value
(2)Repurchase Agreement--1.9%
$9,694,195		GX Clarke & Co., 4.05%, dated 5/31/2001, due 6/1/2001 (at amortized cost)	$9,694,195

		Total Investments (identified cost $414,139,365)(3)	$482,705,685

(1) Non-income producing security.
(2) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(3) The cost of investments for federal tax purposes amounts to $414,139,365. The net unrealized appreciation of investments on a federal tax basis amounts to $68,566,320 which is comprised of $111,054,536 appreciation and $42,488,216 depreciation at May 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($503,580,735) at May 31, 2001.

(See Notes which are an integral part of the Financial Statements)

Regions Aggressive Growth Fund
Portfolio of Investments

May 31, 2001 (unaudited)

Shares			Value
Common Stocks--87.0%
		Commercial Services--3.5%
		Computers Systems
16,000		Investment Technology Group, Inc.	$808,000
60,000	(1)	SunGuard Data Systems, Inc.	3,568,800

		Total	4,376,800

		Data Processing
22,000	(1)	BISYS Group, Inc.	1,124,640
30,000	(1)	CSG Systems International, Inc.	1,808,100

		Total	2,932,740

		Total Commercial Services	7,309,540

		Consumer Cyclical--10.3%
		Building Supplies
40,000		Lowe's Cos., Inc.	2,781,200

		Merchandise General
50,000	(1)	BJ's Wholesale Club, Inc.	2,437,500

		Merchandise/Mass Merchandising
50,000		Ross Stores, Inc.	1,195,500

		Merchandise/Specialty
56,000	(1)	Abercrombie & Fitch Co., Class A	2,308,880
70,000	(1)	Chico's FAS, Inc.	2,328,200
74,000	(1)	Dollar Tree Stores, Inc.	1,907,720
100,000		Family Dollar Stores, Inc.	2,780,000
32,000		Liz Claiborne, Inc.	1,656,640
140,000	(1)	Tommy Hilfiger Corp.	2,114,000
30,000		V.F. Corp.	1,240,800

		Total	14,336,240

		Retail-Computers & Electronics
40,000		Circuit City Stores, Inc.	600,400

		Total Consumer Cyclical	21,350,840

		Consumer Non-Cyclical--6.0%
		Household Products
30,000		Dial Corp.	415,500

		Tobacco
140,000		Philip Morris Cos., Inc.	$7,197,400
160,000		UST, Inc.	4,665,600

		Total	11,863,000

		Total Consumer Non-Cyclical	12,278,500

		Consumer Services--1.0%
		Restaurants
30,000	(1)	Brinker International, Inc.	736,500
50,000	(1)	Outback Steakhouse, Inc.	1,425,000

		Total Consumer Services	2,161,500

		Electronic Technology--8.9%
		Computer Software/Services
28,000	(1)	Affiliated Computer Services, Inc., Class A	2,023,000
100,000	(1)	Cadence Design Systems, Inc.	2,115,000
20,000	(1)	DST Systems, Inc.	1,063,000
28,000	(1)	Electronic Arts, Inc.	1,648,920
50,000	(1)	Rational Software Corp.	1,205,000
40,000	(1)	Sybase, Inc.	622,000

		Total	8,676,920

		Semiconductors
50,000	(1)	Cirrus Logic, Inc.	990,000
60,000	(1)	Integrated Device Technology, Inc.	2,198,400
36,000	(1)	Micrel, Inc.	1,098,720
70,000	(1)	Microchip Technology, Inc.	1,606,500
10,000	(1)	NVIDIA Corp.	856,100
30,000	(1)	RF Micro Devices, Inc.	782,400
60,000	(1)	TranSwitch Corp.	756,000
80,000	(1)	Triquint Semiconductor, Inc.	1,411,200

		Total	9,699,320

		Total Electronic Technology	18,376,240

		Energy--20.5%
		Oil & Gas-Drill & Equipment
40,000	(1)	BJ Services Co.	$3,000,000
50,000		Diamond Offshore Drilling, Inc.	1,980,500
64,000		ENSCO International, Inc.	2,061,440
80,000	(1)	Global Marine, Inc.	2,052,000
100,000		Halliburton Co.	4,674,000
32,000	(1)	Hanover Compressor Co.	1,183,680
50,000	(1)	Lone Star Technologies, Inc.	2,232,500
40,000	(1)	National-Oilwell, Inc.	1,380,000
54,000	(1)	Noble Drilling Corp.	2,305,800
300,000	(1)	Parker Drilling Co.	1,914,000
30,000	(1)	Smith International, Inc.	2,331,000
40,000		Weatherford International, Inc.	2,254,800

		Total	27,369,720

		Oil-Domestic
80,000		Phillips Petroleum Co.	5,179,200
180,000		USX-Marathon Group, Inc.	5,823,000

		Total	11,002,200

		Oil-Exploration & Production
120,000	(1)	The Houston Exploration Co.	4,078,800

		Total Energy	42,450,720

		Finance--6.0%
		Insurance-Life/Health
120,000		Torchmark Corp.	4,550,400

		Investment Bankers/Brokers/Services
30,000		Gallagher (Arthur J.) & Co.	825,000
32,000		Legg Mason, Inc.	1,464,000
90,000		National Commerce Financial Corp.	2,187,000

		Total	4,476,000

		Major Banks
40,000	(1)	Silicon Valley Bancshares	1,106,000
16,000		Westamerica Bancorporation	611,200

		Total	1,717,200

		Savings & Loan
140,000		Sovereign Bancorp, Inc.	1,586,200

		Total Finance	12,329,800

		Healthcare/Drug--22.2%
		Biotechnology
24,000		Beckman Coulter, Inc.	$906,000
46,000	(1)	Genzyme Corp.-General Division	4,919,240
56,000	(1)	Gilead Sciences, Inc.	2,898,000
40,000	(1)	ICOS Corp.	2,494,000
40,000	(1)	IDEC Pharmaceuticals Corp.	2,464,000
90,000	(1)	Millennium Pharmaceuticals, Inc.	3,435,300
20,000	(1)	Protein Design Laboratories, Inc.	1,484,200
20,000	(1)	SICOR, Inc.	343,600
26,000	(1)	Vertex Pharmaceuticals, Inc.	1,142,440

		Total	20,086,780

		Distribution (Food & Health)
28,000	(1)	AmeriSource Health Corp., Class A	1,615,880

		Healthcare-Diversified
100,000		Ivax Corp.	3,370,000

		Healthcare-Drugs Generic
28,000	(1)	Barr Laboratories, Inc.	1,995,560
60,000	(1)	Watson Pharmaceuticals, Inc.	3,606,000

		Total	5,601,560

		Healthcare-Hospital Management
100,000	(1)	Health Management Associates, Inc., Class A	1,776,000

		Healthcare-Managed Care
40,000	(1)	First Health Group Corp.	2,008,000
40,000	(1)	Oxford Health Plans, Inc.	1,097,600

		Total	3,105,600

		Healthcare-Specialized Services
24,000	(1)	Lincare Holdings, Inc.	1,392,960
22,000	(1)	Quest Diagnostic, Inc.	2,719,420

		Total	4,112,380

		Major Pharmaceuticals
30,000	(1)	Andrx Group	2,030,400
50,000		ICN Pharmaceuticals, Inc.	1,511,500
80,000	(1)	Sepracor, Inc.	2,665,600

		Total	6,207,500

		Total Healthcare/Drug	45,875,700

		Metals/Minerals--1.8%
		Gold Exploration/Production
100,000		Barrick Gold Corp.	$1,650,000
100,000		Newmont Mining Corp.	2,049,000

		Total Metals/Minerals	3,699,000

		Producer Manufacturing--1.4%
		Building Materials
24,000	(1)	American Standard Cos.	1,599,120

		Chemicals-Diversified
30,000		Georgia Gulf Corp.	538,500
50,000		Solutia, Inc.	714,000

		Total	1,252,500

		Total Producer Manufacturing	2,851,620

		Technology--0.7%
		Communication-Equipment
30,000	(1)	Adtran, Inc.	763,500
20,000	(1)	Powerwave Technologies, Inc.	272,000
20,000	(1)	Sawtek, Inc.	399,000

		Total Technology	1,434,500

Shares or Principal Amount			Value
		Transportation--0.4%
		Airlines
50,000	(1)	Frontier Airlines, Inc.	$775,500

		Utilities--4.3%
		Electric Companies
32,000		Black Hills Corp.	1,756,800
80,000		DPL, Inc.	2,304,000
60,000		Idacorp, Inc.	2,322,000

		Total	6,382,800

		Power Producers-Independent
50,000	(1)	Calpine Corp.	2,465,000

		Total Utilities	8,847,800

		Total Common Stocks (identified cost $159,133,710)	179,741,260

(2)Repurchase Agreement--13.2%
$27,310,379		GX Clarke & Co., 4.05%, dated 5/31/2001, due 6/1/2001 (at amortized cost)	27,310,379

		Total Investments (identified cost $186,444,089)(3)	$207,051,639

(1) Non-income producing security.
(2) The repurchase agreement is fully collateralized by U.S. Treasury and/or agency obligations based on market prices at the date of the portfolio.
(3) The cost of investments for federal tax purposes amounts to $186,444,089. The net unrealized appreciation of investments on a federal tax basis amounts to $20,607,550 which is comprised of $27,323,413 appreciation and $6,715,863 depreciation at May 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($206,697,065) at May 31, 2001.

(See Notes which are an integral part of the Financial Statements)

Regions Funds
Statements of Assets and Liabilities

May 31, 2001 (unaudited)

	Treasury Money Market Fund	Limited Maturity Government Fund		Fixed Income Fund		Balanced Fund
Assets:
Investments in securities, at value	$769,690,710	$115,128,791		$259,063,775		$158,150,871
Investments in repurchase agreements	--	6,751,986		6,569,738		6,817,203

Total investments in securities	769,690,710	121,880,777		265,633,513		164,968,074

Cash	--	--		196		--
Income receivable	210,855	1,811,686		3,338,949		1,013,119
Receivable for shares sold	--	--		2,016		12,500

Total assets	769,901,565	123,692,463		268,974,674		165,993,693

Liabilities:
Payable for shares redeemed	14,055	--		25,060		8,046
Income distribution payable	2,349,722	530,961		1,193,808		--
Payable to Bank	--	116,999		--		--
Accrued expenses	174,904	67,627		126,476		120,645

Total liabilities	2,538,681	715,587		1,345,344		128,691

Net Assets Consist of:
Paid-in capital	$767,362,884	$120,595,221		$266,909,192		$147,171,726
Net unrealized appreciation of investments	--	3,315,388		5,308,152		13,160,642
Accumulated net realized gain (loss) on investments	--	(983,733)		(4,588,014)		5,029,949
Undistributed net investment income	--	50,000		--		502,685

Total Net Assets	$767,362,884	$122,976,876		$267,629,330		$165,865,002

Net Asset Value, Offering Price Per Share:(1)
(net assets shares outstanding)
Class A Shares	$1.00	$10.16		$10.49		$14.39
Class B Shares	$1.00	$10.16		$10.49		$14.39

Redemption Proceeds Per Share:(1)
Class A Shares	$1.00	$10.16		$10.49		$14.39
Class B Shares	$1.00	$9.86	(2)	$10.18	(2)	$13.96	(2)

Net Assets:
Class A Shares	$608,549,934	$73,081,614		$205,852,624		$11,127,907
Class B Shares	$158,812,950	$49,895,262		$61,776,706		$154,737,095

Shares Outstanding:
Class A Shares	608,549,934	7,191,839		19,615,749		773,081
Class B Shares	158,812,950	4,910,032		5,886,711		10,755,852

Investments, at identified cost	$769,690,710	$118,565,389		$260,325,361		$151,807,432

(1) See "What Do Shares Cost?" in the Prospectus.
(2) Computation of Redemption Proceeds: 97/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Regions Funds
Statements of Assets and Liabilities

May 31, 2001 (unaudited)

	Value Fund		Growth Fund	Aggressive Growth Fund
Assets:
Investments in securities, at value	$262,649,075		$473,011,490	$179,741,260
Investments in repurchase agreements	19,271,575		9,694,195	27,310,379

Total investments in securities	281,920,650		482,705,685	207,051,639

Income receivable	759,854		384,361	119,302
Receivable for investments sold	--		60,997,070	--
Receivable for shares sold	4,013		12,512	17,343

Total assets	282,684,517		544,099,628	207,188,284

Liabilities:
Payable for investments purchased	2,813,201		40,197,105	--
Payable for shares redeemed	4,500		43,625	27,295
Payable to Bank	--		48	350,995
Accrued expenses	188,421		278,115	112,929

Total liabilities	3,006,122		40,518,893	491,219

Net Assets Consist of:
Paid-in capital	$262,886,159		$478,309,334	$180,515,994
Net unrealized appreciation of investments	26,582,605		68,566,320	20,607,550
Accumulated net realized gain (loss) on investments	(10,204,056)		(42,619,074)	5,162,482
Undistributed net investment income (Accumulated net operating loss)	413,687		(675,845)	411,039

Total Net Assets	$279,678,395		$503,580,735	$206,697,065

Net Asset Value, Offering Price Per Share:(1)
(net assets shares outstanding)
Class A Shares	$15.49		$16.12	$14.30
Class B Shares	$15.48		$16.02	$14.29

Redemption Proceeds Per Share:(1)
Class A Shares	$15.49		$16.12	$14.30
Class B Shares	$15.02	(2)	$15.54 (2)	$13.86	(2)

Net Assets:
Class A Shares	$198,224,296		$238,693,523	$100,070,748
Class B Shares	$81,454,099		$264,887,212	$106,626,317

Shares Outstanding:
Class A Shares	12,800,173		14,808,491	6,998,562
Class B Shares	5,262,834		16,532,109	7,460,150

Investments, at identified cost	$255,338,045		$414,139,365	$186,444,089

(1) See "What Do Shares Cost?" in the Prospectus.
(2) Computation of Redemption Proceeds: 97/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Regions Funds
Statements of Operations

May 31, 2001 (unaudited)

	Treasury Money Market Fund	Limited Maturity Government Fund	Fixed Income Fund	Balanced Fund
Investment Income:
Interest	$18,861,527	$3,462,028	$8,094,823	$2,651,784
Dividends	--	--	--	481,460 (1)

Total income	18,861,527	3,462,028	8,094,823	3,133,244

Expenses:
Investment adviser fee	1,761,428	411,317	987,367	674,982
Administrative personnel and services fee	322,575	53,805	120,549	77,248
Custodian fees	41,299	12,999	25,980	18,121
Transfer and dividend disbursing agent fees and expenses	128,751	42,957	46,746	72,985
Directors'/Trustees' fees	4,580	1,116	1,577	1,646
Auditing fees	9,317	7,829	8,431	6,581
Legal fees	862	614	717	1,489
Portfolio accounting fees	44,483	28,075	40,231	30,651
Shareholder services fees--Class B Shares	188,074	60,202	73,541	196,856
Share registration costs	21,967	14,159	13,240	15,776
Printing and postage	12,795	5,730	4,884	10,904
Insurance premiums	1,409	353	1,053	591
Miscellaneous	2,151	1,628	2,182	1,012

Total expenses	2,539,691	640,784	1,326,498	1,108,842

Waivers:
Waiver of investment adviser fee	(880,714)	(117,519)	(329,122)	(42,186)

Net expenses	1,658,977	523,265	997,376	1,066,656

Net investment income (Net operating loss)	17,202,550	2,938,763	7,097,447	2,066,588

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	--	64,076	1,025,304	5,028,883
Net change in unrealized appreciation of investments	--	2,214,024	4,477,518	(10,056,423)

Net realized and unrealized gain (loss) on investments	--	2,278,100	5,502,822	(5,027,540)

Change in net assets resulting from operations	$17,202,550	$5,216,863	$12,600,269	$(2,960,952)

(1)Net of foreign taxes withheld of $947.

(See Notes which are an integral part of the Financial Statements)

Regions Funds
Statements of Operations

May 31, 2001 (unaudited)

	Value Fund	Growth Fund	Aggressive Growth Fund
Investment Income:
Interest	$483,784	$292,750	$889,995
Dividends	2,581,317 (1)	2,016,684 (2)	519,342	(3)

Total income	3,065,101	2,309,434	1,409,337

Expenses:
Investment adviser fee	1,082,398	2,185,785	703,265
Administrative personnel and services fee	123,875	250,104	85,848
Custodian fees	26,528	37,346	19,981
Transfer and dividend disbursing agent fees and expenses	63,387	188,895	77,269
Directors'/Trustees' fees	1,894	3,406	1,736
Auditing fees	6,630	7,611	6,267
Legal fees	1,150	839	1,123
Portfolio accounting fees	40,996	50,301	35,956
Shareholder services fees--Class B Shares	97,012	359,579	41,943
Share registration costs	16,920	13,779	13,515
Printing and postage	5,818	20,460	6,353
Insurance premiums	676	1,220	656
Miscellaneous	1,354	2,566	714

Total expenses	1,468,638	3,121,891	994,626

Waivers:
Waiver of investment adviser fee	(67,650)	(136,612)	--

Net expenses	1,400,988	2,985,279	994,626

Net investment income (Net operating loss)	1,664,113	(675,845)	414,711

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	4,679,284	(42,595,354)	5,206,616
Net change in unrealized appreciation of investments	(376,198)	(63,406,408)	10,922,586

Net realized and unrealized gain (loss) on investments	4,303,086	(106,001,762)	16,129,202

Change in net assets resulting from operations	$5,967,199	$(106,677,607)	$16,543,913

(1) Net of foreign taxes withheld of $13,400.
(2) Net of foreign taxes withheld of $8,708.
(3) Net of foreign taxes withheld of $1,650.

(See Notes which are an integral part of the Financial Statements)

Regions Funds
Statements of Changes in Net Assets

	Treasury Money Market Fund		Limited Maturity Government Fund
	Six Months Ended (unaudited) May 31, 2001	Year Ended November 30, 2000	Six Months Ended (unaudited) May 31, 2001	Year Ended November 30, 2000
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$17,202,550	$33,104,646	$2,938,763	$5,874,213
Net realized gain (loss) on investments	--	--	64,076	(899,188)
Net change in unrealized appreciation (depreciation) of investments	--	--	2,214,024	2,160,996
Change in net assets resulting from operations	17,202,550	33,104,646	5,216,863	7,136,021
Distributions to Shareholders--
Distributions from net investment income:
Class A Shares	(13,682,257)	(26,842,293)	(1,785,671)	(3,608,130)
Class B Shares	(3,520,293)	(6,262,353)	(1,189,558)	(2,261,322)
Change in net assets resulting from distributions to shareholders	(17,202,550)	(33,104,646)	(2,975,229)	(5,869,452)
Share Transactions--
Proceeds from sales of shares	570,111,724	1,041,357,618	22,566,024	33,288,691
Net asset value of shares issued to shareholders in payment of dividends declared	3,627,774	7,405,021	652,757	1,625,027
Cost of shares redeemed	(468,471,094)	(999,916,180)	(16,634,552)	(35,386,108)
Change in net assets resulting from share transactions	105,268,404	48,846,459	6,584,229	(472,390)
Change in net assets	105,268,404	48,846,459	8,825,863	794,179
Net Assets:
Beginning of period	662,094,480	613,248,021	114,151,013	113,356,834
End of period	$767,362,884	$662,094,480	$122,976,876	$114,151,013
Undistributed net investment income included in net assets at end of period	--	--	$50,000	$86,466

(See Notes which are an integral part of the Financial Statements)

Regions Funds
Statements of Changes in Net Assets

	Fixed Income Fund		Balanced Fund
	Six Months Ended (unaudited) May 31, 2001	Year Ended November 30, 2000	Six Months Ended (unaudited) May 31, 2001	Year Ended November 30, 2000
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$7,097,447	$14,949,049	$2,066,588	$4,432,961
Net realized gain (loss) on investments	1,025,304	(2,619,394)	5,028,883	1,295,493
Net change in unrealized appreciation (depreciation) of investments	4,477,518	7,005,478	(10,056,423)	(8,084,416)

Change in net assets resulting from operations	12,600,269	19,335,133	(2,960,952)	(2,355,962)

Distributions to Shareholders--
Distributions from net investment income:
Class A Shares	(5,575,942)	(12,190,580)	(154,815)	(381,218)
Class B Shares	(1,530,812)	(2,752,076)	(1,893,746)	(4,000,425)
Distributions from net realized gain on investment transactions:
Class A Shares	--	--	(92,991)	(451,988)
Class B Shares	--	--	(1,200,561)	(4,786,110)

Change in net assets resulting from distributions to shareholders	(7,106,754)	(14,942,656)	(3,342,113)	(9,619,741)

Share Transactions--
Proceeds from sales of shares	35,850,327	62,615,756	20,105,643	30,868,921
Net asset value of shares issued to shareholders in payment of dividends declared	520,637	1,040,210	2,908,864	8,247,326
Cost of shares redeemed	(33,769,426)	(72,435,632)	(20,400,715)	(40,491,682)

Change in net assets resulting from share transactions	2,601,538	(8,779,666)	2,613,792	(1,375,435)

Change in net assets	8,095,053	(4,387,189)	(3,689,273)	(13,351,138)
Net Assets:
Beginning of period	259,534,277	263,921,466	169,554,275	182,905,413

End of period	$267,629,330	$259,534,277	$165,865,002	$169,554,275

Undistributed net investment income included in net assets at end of period	--	$9,307	$502,685	$484,658

(See Notes which are an integral part of the Financial Statements)

Regions Funds
Statements of Changes in Net Assets

	Value Fund		Growth Fund		Aggressive Growth Fund
	Six Months Ended (unaudited) May 31, 2001	Year Ended November 30, 2000	Six Months Ended (unaudited) May 31, 2001	Year Ended November 30, 2000	Six Months Ended (unaudited) May 31, 2001	Year Ended November 30, 2000
Increase (Decrease) in Net Assets:
Operations--
Net investment income (net operating loss)	$1,664,113	$2,818,925	$(675,845)	$(2,994,684)	$414,711	$1,064,863
Net realized gain (loss) on investments	4,679,284	(14,093,475)	(42,595,354)	26,597,251	5,206,616	41,376,690
Net change in unrealized appreciation of investments	(376,198)	11,062,724	(63,406,408)	(107,317,944)	10,922,586	(4,526,680)

Change in net assets resulting from operations	5,967,199	(211,826)	(106,677,607)	(83,715,377)	16,543,913	37,914,873

Distributions to Shareholders--
Distributions from net investment income:
Class A Shares	(1,216,587)	(2,166,805)	--	--	(573,373)	--
Class B Shares	(380,797)	(648,830)	--	--	(495,162)	--
Distributions from net realized gain on investment transactions:
Class A Shares	--	(7,023,582)	(12,620,476)	(6,770,735)	(22,447,552)	--
Class B Shares	--	(2,664,383)	(13,845,204)	(5,829,210)	(18,921,422)	(2,623,584)

Change in net assets resulting from distributions to shareholders	(1,597,384)	(12,503,600)	(26,465,680)	(12,599,945)	(42,437,509)	(2,623,584)

Share Transactions--
Proceeds from sales of shares	32,730,530	79,265,538	65,593,857	173,440,629	62,164,881	241,168,952
Net asset value of shares issued to shareholders in payment of dividends declared	268,414	2,223,524	11,828,526	4,728,557	16,792,262	199,459
Cost of shares redeemed	(23,330,657)	(85,656,000)	(56,828,118)	(163,584,805)	(30,627,377)	(188,390,782)

Change in net assets resulting from share transactions	9,668,287	(4,166,938)	20,594,265	14,584,381	48,329,766	52,977,629

Change in net assets	14,038,102	(16,882,364)	(112,549,022)	(81,730,941)	22,436,170	88,268,918
Net Assets:
Beginning of period	265,640,293	282,522,657	616,129,757	697,860,698	184,260,895	95,991,977

End of period	$279,678,395	$265,640,293	$503,580,735	$616,129,757	$206,697,065	$184,260,895

Undistributed net investment income (Accumulated net operating loss) included in net assets at end of period	$413,687	$346,958	$(675,845)	--	$411,039	$1,064,863

(See Notes which are an integral part of the Financial Statements)

Regions Funds--Financial Highlights

For a share outstanding throughout each period.

Year Ended November 30,	Net Asset Value, beginning of period	Net investment income (net operating loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distribution from net investment income	Distributions from net realized gain on investment transactions	Distributions in excess of net investment income
Treasury Money Market Fund--Class A Shares
1996	$1.00	0.05	--	0.05	(0.05)	--	--
1997	$1.00	0.05	--	0.05	(0.05)	--	--
1998	$1.00	0.05	--	0.05	(0.05)	--	--
1999	$1.00	0.04	--	0.04	(0.04)	--	--
2000	$1.00	0.05	--	0.05	(0.05)	--	--
2001(1)	$1.00	0.02	--	0.02	(0.02)	--	--
Treasury Money Market Fund--Class B Shares
1996	$1.00	0.04	--	0.04	(0.04)	--	--
1997	$1.00	0.04	--	0.04	(0.04)	--	--
1998	$1.00	0.04	--	0.04	(0.04)	--	--
1999	$1.00	0.04	--	0.04	(0.04)	--	--
2000	$1.00	0.05	--	0.05	(0.05)	--	--
2001(1)	$1.00	0.02	--	0.02	(0.02)	--	--
Limited Maturity Government Fund--Class A Shares
1998(2)	$9.96	0.25	0.11	0.36	(0.25)	--	--
1999	$10.07	0.46	(0.20)	0.26	(0.46)	(0.01)	--
2000	$9.86	0.53	0.10	0.63	(0.52)	--	--
2001(1)	$9.97	0.26	0.19	0.45	(0.26)	--	--
Limited Maturity Government Fund--Class B Shares
1996	$10.04	0.50	(0.08)	0.42	(0.50)	--	--
1997	$9.96	0.49	(0.02)	0.47	(0.49)	--	--
1998	$9.94	0.46	0.13	0.59	(0.46)	--	--
1999	$10.07	0.45	(0.21)	0.24	(0.44)	(0.01)	--
2000	$9.86	0.48	0.13	0.61	(0.50)	--	--
2001(1)	$9.97	0.24	0.20	0.44	(0.25)	--	--
Fixed Income Fund--Class A Shares
1992(3)	$9.90	0.38	0.37	0.75	(0.38)	--	--
1993	$10.27	0.51	0.50	1.01	(0.51)	(0.10)	--
1994	$10.67	0.54	(1.01)	(0.47)	(0.53)	(0.20)	(0.01	)(5)
1995(4)	$9.46	0.09	0.11	0.20	(0.09)	--	--
1998(2)	$10.39	0.28	0.22	0.50	(0.28)	--	--
1999	$10.61	0.53	(0.51)	0.02	(0.53)	--	--
2000	$10.10	0.59	0.17	0.76	(0.59)	--	--
2001(1)	$10.27	0.29	0.22	0.51	(0.29)	--	--
Fixed Income Fund--Class B Shares
1996	$10.34	0.54	0.02	0.56	(0.54)	--	--
1997	$10.36	0.58	0.02	0.60	(0.59)	--	--
1998	$10.37	0.53	0.24	0.77	(0.53)	--	--
1999	$10.61	0.51	(0.51)	0.00	(0.51)	--	--
2000	$10.10	0.56	0.17	0.73	(0.56)	--	--
2001(1)	$10.27	0.27	0.22	0.49	(0.27)	--	--

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.

(1) For the six months ended May 31, 2001 (unaudited).
(2) Reflects operations for the period from May 20, 1998 (date of initial public investment) to November 30, 1998.
(3) Reflects operations for the period from April 20, 1992 (date of initial public investment) to November 30, 1992.
(4) Reflects operations for the two month period ended January 31, 1995. Prior to February 1, 1995, the Fund offered two classes of shares: Investment Shares and Trust Shares. On February 1, 1995, the Fund exchanged all outstanding Trust Shares for Investment Shares and no longer offered Trust Shares. The Fund resumed offering Trust Shares as of May 20, 1998.
(5) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes.

(See Notes which are an integral part of the Financial Statements)

			Ratios to average net assets
Total distributions	Net Asset Value, end of period	Total return(6)	Expenses		Net investment income (net operating loss)		Expense waiver/ reimbursement(7)		Net Assets, end of period (000 omitted)	Portfolio turnover

(0.05)	$1.00	4.83%	0.52%		4.71%		0.29%		$101,786	--
(0.05)	$1.00	4.81%	0.52%		4.71%		0.25%		$166,035	--
(0.05)	$1.00	4.71%	0.47%		4.57%		0.25%		$524,592	--
(0.04)	$1.00	4.21%	0.44%		4.12%		0.25%		$493,350	--
(0.05)	$1.00	5.50%	0.42%		5.37%		0.25%		$536,668	--
(0.02)	$1.00	2.49%	0.42%	(8)	4.94%	(8)	0.25	%(8)	$608,550	--

(0.04)	$1.00	4.41%	0.92%		4.31%		0.29%		$40,619	--
(0.04)	$1.00	4.39%	0.92%		4.31%		0.25%		$45,960	--
(0.04)	$1.00	4.30%	0.87%		4.17%		0.25%		$89,673	--
(0.04)	$1.00	3.94%	0.70%		3.89%		0.39%		$119,898	--
(0.05)	$1.00	5.24%	0.67%		5.13%		0.65%		$125,427	--
(0.02)	$1.00	2.37%	0.67%	(8)	4.69%	(8)	0.25	%(8)	$158,813	--

(0.25)	$10.07	3.59%	1.04%	(8)	4.73%	(8)	--		$55,627	69%
(0.47)	$9.86	2.64%	0.82%		4.66%		0.19%		$66,678	22%
(0.52)	$9.97	6.62%	0.79%		5.35%		0.20%		$68,949	70%
(0.26)	$10.16	4.53%	0.79%	(8)	5.10%	(8)	0.20	%(8)	$73,082	23%

(0.50)	$9.96	4.37%	1.01%		5.09%		0.08%		$63,732	48%
(0.49)	$9.94	4.81%	0.99%		4.91%		--		$79,621	40%
(0.46)	$10.07	6.05%	1.12%		4.65%		--		$33,456	69%
(0.45)	$9.86	2.39%	1.07%		4.41%		0.19%		$46,679	22%
(0.50)	$9.97	6.36%	1.04%		5.09%		0.20%		$45,202	70%
(0.25)	$10.16	4.40%	1.04%	(8)	4.85%	(8)	0.20	%(8)	$49,895	23%

(0.38)	$10.27	7.66%	0.77%	(8)	6.02%	(8)	0.29	%(8)	$96,354	44%
(0.61)	$10.67	10.14%	0.84%		4.80%		0.25%		$169,881	83%
(0.74)	$9.46	(4.55)%	0.79%		5.44%		0.25%		$153,289	24%
(0.09)	$9.57	2.11%	0.82%	(8)	5.79%	(8)	0.25	%(8)	--	--
(0.28)	$10.61	4.87%	0.97%	(8)	5.19%	(8)	--		$193,351	64%
(0.53)	$10.10	0.24%	0.73%		5.18%		0.23%		$215,281	18%
(0.59)	$10.27	7.78%	0.71%		5.84%		0.25%		$205,169	45%
(0.29)	$10.49	4.95%	0.70%	(8)	5.45%	(8)	0.25	%(8)	$205,853	26%

(0.54)	$10.36	5.66%	1.02%		5.38%		--		$152,940	52%
(0.59)	$10.37	5.99%	0.97%		5.73%		--		$184,064	37%
(0.53)	$10.61	7.60%	0.99%		5.17%		--		$23,992	64%
(0.51)	$10.10	(0.01)%	0.98%		4.95%		0.23%		$48,641	18%
(0.56)	$10.27	7.51%	0.96%		5.60%		0.25%		$54,365	45%
(0.27)	$10.49	4.82%	0.95%	(8)	5.20%	(8)	0.25	%(8)	$61,777	26%

(6) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(7) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown above.
(8) Computed on an annualized basis.

Regions Funds--Financial Highlights

For a share outstanding throughout each period.

Year Ended November 30,	Net Asset Value, beginning of period	Net investment income (net operating loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distribution from net investment income	Distributions from net realized gain on investment transactions	Distributions in excess of net investment income
Balanced Fund--Class A Shares
1998(2)	$14.52	0.19	0.80	0.99	(0.19)	--	--
1999	$15.32	0.38	1.12	1.50	(0.36)	(0.49)	--
2000	$15.97	0.41	(0.59)	(0.18)	(0.41)	(0.45)	--
2001(1)	$14.93	0.20	(0.43)	(0.23)	(0.20)	(0.11)	--
Balanced Fund--Class B Shares
1996	$11.46	0.41	1.27	1.68	(0.42)	(0.21)	--
1997	$12.51	0.36	1.60	1.96	(0.37)	(0.31)	--
1998	$13.79	0.35	1.96	2.31	(0.37)	(0.41)	--
1999	$15.32	0.33	1.12	1.45	(0.32)	(0.49)	--
2000	$15.96	0.37	(0.59)	(0.22)	(0.37)	(0.45)	--
2001(1)	$14.92	0.18	(0.42)	(0.24)	(0.18)	(0.11)	--
Value Fund--Class A Shares
1998(2)	$17.31	0.10	(0.02)	0.08	(0.11)	--	--
1999	$17.28	0.18	0.73	0.91	(0.17)	(2.09)	--
2000	$15.93	0.16	(0.17)	(0.01)	(0.16)	(0.54)	--
2001(1)	$15.22	0.10	0.27	0.37	(0.10)	--	--
Value Fund--Class B Shares
1996	$12.04	0.27	2.22	2.49	(0.29)	(0.35)	--
1997	$13.89	0.22	2.94	3.16	(0.21)	(0.66)	--
1998	$16.18	0.22	1.50	1.72	(0.21)	(0.42)	--
1999	$17.27	0.09	0.78	0.87	(0.13)	(2.09)	--
2000	$15.92	0.13	(0.17)	(0.04)	(0.13)	(0.54)	--
2001(1)	$15.21	0.08	0.27	0.35	(0.08)	--	--
Growth Fund--Class A Shares
1992(3)	$9.86	0.14	0.77	0.91	(0.11)	--	--
1993	$10.66	0.18	(0.03)	0.15	(0.18)	(0.12)	--
1994	$10.51	0.25	(0.10)	0.15	(0.23)	(0.07)	--
1995(4)	$10.36	0.08	0.02	0.10	(0.08)	(0.33)	--
1998(2)	$17.81	0.02	2.27	2.29	(0.02)	--	--
1999	$20.08	0.03	5.18	5.21	(0.01)	(1.73)	--
2000	$23.55	(0.07)	(2.68)	(2.75)	--	(0.42)	--
2001(1)	$20.38	(0.01)	(3.37)	(3.38)	--	(0.88)	--
Growth Fund--Class B Shares
1996	$12.10	0.12	3.12	3.24	(0.15)	(0.55)	--
1997	$14.64	0.07	3.01	3.08	(0.07)	(0.76)	--
1998	$16.89	0.02	5.00	5.02	(0.03)	(1.80)	--
1999	$20.08	(0.03)	5.17	5.14	--	(1.73)	--
2000	$23.49	(0.12)	(2.66)	(2.78)	--	(0.42)	--
2001(1)	$20.29	(0.03)	(3.36)	(3.39)	--	(0.88)	--
Aggressive Growth Fund--Class A Shares
2000(6)	$17.62	0.08	(0.69)	(0.61)	--	--	--
2001(1)	$17.01	0.04	1.27	1.31	(0.10)	(3.92)	--
Aggressive Growth Fund--Class B Shares
1999(5)	$10.00	--	3.20	3.20	--	(0.62)	--
2000	$12.58	0.13	4.64	4.77	--	(0.34)	--
2001(1)	$17.01	0.01	1.29	1.30	(0.10)	(3.92)	--

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.
(1) For the six months ended May 31, 2001 (unaudited).
(2) Reflects operations for the period from May 20, 1998 (date of initial public investment) to November 30, 1998.
(3) Reflects operations for the period from April 20, 1992 (date of initial public investment) to November 30, 1992.
(4) Reflects operations for the two month period ended January 31, 1995. Prior to February 1, 1995, the Fund offered two classes of shares: Investment Shares and Trust Shares. On February 1, 1995, the Fund exchanged all outstanding Trust Shares for Investment Shares and no longer offered Trust Shares. The Fund resumed offering Trust Shares as of May 20, 1998.

(See Notes which are an integral part of the Financial Statements)

			Ratios to average net assets
Total distributions	Net Asset Value, end of period	Total return(7)	Expenses		Net investment income (net operating loss)		Expense waiver/ reimbursement(8)		Net Assets, end of period (000 omitted)	Portfolio turnover

(0.19)	$15.32	6.89%	1.11%	(9)	2.56	%(9)	--		$10,409	31%
(0.85)	$15.97	10.14%	1.04%		2.42%		0.05%		$15,868	23%
(0.86)	$14.93	(1.30)%	1.01%		2.64%		0.05%		$12,135	41%
(0.31)	$14.39	(1.53)%	1.03%	(9)	2.68	%(9)	0.05	%(9)	$11,128	39%

(0.63)	$12.51	15.35%	1.13%		3.60%		0.09%		$59,321	41%
(0.68)	$13.79	16.34%	1.11%		2.73%		--		$83,073	34%
(0.78)	$15.32	17.49%	1.25%		2.42%		--		$112,260	31%
(0.81)	$15.96	9.82%	1.29%		2.17%		0.05%		$167,037	23%
(0.82)	$14.92	(1.54)%	1.26%		2.39%		0.05%		$157,419	41%
(0.29)	$14.39	(1.59)%	1.28%	(9)	2.43	%(9)	0.05	%(9)	$154,737	39%

(0.11)	$17.28	0.50%	1.06%	(9)	1.29	%(9)	--		$157,990	63%
(2.26)	$15.93	5.76%	0.97%		1.02%		0.05%		$205,198	69%
(0.70)	$15.22	0.00%	0.96%		1.08%		0.05%		$192,426	41%
(0.10)	$15.49	2.44%	0.96%	(9)	1.30	%(9)	0.05	%(9)	$198,224	78%

(0.64)	$13.89	21.72%	1.11%		2.29%		0.06%		$83,572	58%
(0.87)	$16.18	24.08%	1.04%		1.50%		--		$152,531	31%
(0.63)	$17.27	11.00%	1.11%		1.24%		--		$47,815	63%
(2.22)	$15.92	5.51%	1.22%		0.77%		0.05%		$77,325	69%
(0.67)	$15.21	(0.25)%	1.21%		0.83%		0.05%		$73,215	41%
(0.08)	$15.48	2.30%	1.21%	(9)	1.05	%(9)	0.05	%(9)	$81,454	78%

(0.11)	$10.66	9.28%	0.76%	(9)	2.28	%(9)	0.35	%(9)	$102,822	30%
(0.30)	$10.51	1.43%	0.84%		1.85%		0.30%		$154,185	74%
(0.30)	$10.36	1.42%	0.79%		2.32%		0.30%		$143,876	66%
(0.41)	$10.05	1.00%	0.83%	(9)	2.76	%(9)	0.30	%(9)	--	--
(0.02)	$20.08	12.85%	1.00%	(9)	0.22	%(9)	--		$246,613	41%
(1.74)	$23.55	27.42%	0.94%		0.05%		0.05%		$376,940	20%
(0.42)	$20.38	(11.97)%	0.92%		(0.28)%		0.05%		$294,824	37%
(0.88)	$16.12	(17.22)%	0.96%	(9)	(0.12	)%(9)	0.05	%(9)	$238,694	30%

(0.70)	$14.64	28.22%	1.05%		0.98%		0.01%		$175,521	56%
(0.83)	$16.89	22.37%	1.01%		0.45%		--		$275,006	40%
(1.83)	$20.08	33.81%	1.08%		0.12%		--		$140,922	41%
(1.73)	$23.49	27.07%	1.19%		(0.20)%		0.05%		$320,921	20%
(0.42)	$20.29	(12.13)%	1.17%		(0.53)%		0.05%		$321,305	37%
(0.88)	$16.02	(17.36)%	1.21%	(9)	(0.37	)%(9)	0.05	%(9)	$264,887	30%

--	$17.01	(3.46)%	0.98%	(9)	1.07	%(9)	--		$101,056	118%
(4.02)	$14.30	8.78%	1.02%	(9)	0.49	%(9)	--		$100,071	44%

(0.62)	$12.58	33.17%	1.19%	(9)	(0.11	)%(9)	--		$95,992	64%
(0.34)	$17.01	38.66%	0.98%		0.55%		--		$83,204	118%
(4.02)	$14.29	8.70%	1.11%	(9)	0.40	%(9)	--		$106,626	44%

(5) Reflects operations for the period from March 15, 1999 (date of initial public investment) to November 30, 1999.
(6) Reflects operations for the periods from July 10, 2000 (date of initial public investment) to November 30, 2000.
(7) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(8) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown above.
(9) Computed on an annualized basis.

Regions Funds
Combined Notes to Financial Statements

May 31, 2001 (unaudited)

(1) Organization

Regions Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios (individually referred to as the " Fund", or collectively as the "Funds") at May 31, 2001, which are presented herein:

Portfolio Name	Investment Objective
Regions Treasury Money Market Fund ("Treasury Money Market Fund")	Current income consistent with stability of principal and liquidity. The Fund pursues its objective by investing primarily in a diversified portfolio limited to short-term U.S. treasury obligations.
Regions Limited Maturity Government Fund ("Limited Maturity Government Fund")

Current income. The Fund pursues its objective by investing in a diversified portfolio consisting primarily of securities which are guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities.

Regions Fixed Income Fund ("Fixed Income Fund")	Current income with a secondary objective of capital appreciation. The Fund pursues its objective by investing only in high grade debt securities.
Regions Balanced Fund ("Balanced Fund")

Total return through capital appreciation, dividends, and interest. The Fund pursues its objective by investing primarily in a diversified portfolio of common and preferred stocks, fixed-income securities, and convertible securities.

Regions Value Fund ("Value Fund")

Income and growth of capital. The Fund pursues its objective by investing primarily in a diversified portfolio of income-producing equity securities such as common and preferred stocks, warrants, and securities (including debt securities) convertible into common stocks.

Regions Growth Fund ("Growth Fund")	Growth of capital and income. The Fund pursues its objective by investing principally in a diversified portfolio of common stocks of companies with market capitalizations of $5 billion or more.
Regions Aggressive Growth Fund ("Aggressive Growth Fund")	Long-term capital appreciation. The Fund pursues its objective by investing primarily in equity securities of companies with small to medium-sized market capitalizations of $5 billion or less.

The Funds offer both Class A Shares (formerly Trust Shares) and Class B Shares (formerly Investment Shares). Class B Shares are identical in all respects to Class A Shares, except the Class B Shares impose a contingent deferred sales charge and are sold pursuant to a distribution plan adopted in accordance with Rule 12b-1 under the Act and have a Shareholder Services Agreement. The assets of each Fund of the Trust are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations-- U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. The Treasury Money Market Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. For fluctuating net asset value funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at their fair value as determined in go od faith using methods approved by the Board of Trustees ("Trustees").

Repurchase Agreements-- It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions-- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Funds offer multiple classes of shares, which may differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Funds will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Funds will begin amortizing premiums and discounts on long-term debt securities effective December 1, 2001. Prior to this date, the Funds did not amortize premiums or discounts on long-term debt securities. The cumulative effect, although not yet fully determined, will have no impact on the total net assets of the Funds.

Federal Taxes-- It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At November 30, 2000, Limited Maturity Government Fund, Fixed Income Fund and Value Fund, for federal tax purposes, had capital loss carryforwards of $1,047,809, $5,613,319 and $14,840,154, respectively, which will reduce the Funds' taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	Expiring in 2003	Expiring in 2004	Expiring in 2005	Expiring in 2007	Expiring in 2008
Limited Maturity Government Fund	--	--	--	$148,621	$ 899,188
Fixed Income Fund	$2,216,582	$15,304	$81,761	$680,278	$ 2,619,394
Value Fund	--	--	--	--	$14,840,154

When-Issued and Delayed Delivery Transactions-- The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates-- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other-- Investment transactions are accounted for on a trade date basis.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in Fund Shares were as follows:

	Treasury Money Market Fund
Class A Shares	Six Months Ended May 31, 2001	Year Ended November 30, 2000
Shares sold	379,562,912	626,164,969
Shares issued to shareholders in payment of distributions declared	1,339,218	3,075,018
Shares redeemed	(309,020,163)	(585,921,743)

Net change resulting from Class A Share transactions	71,881,967	43,318,244

	Treasury Money Market Fund
Class B Shares	Six Months Ended May 31, 2001	Year Ended November 30, 2000
Shares sold	190,548,812	415,192,649
Shares issued to shareholders in payment of distributions declared	2,288,556	4,330,003
Shares redeemed	(159,450,931)	(413,994,437)

Net change resulting from Class B Share transactions	33,386,437	5,528,215

Net change resulting from Fund Share transactions	105,268,404	48,846,459

	Limited Maturity Government Fund
	Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,345,452	$13,624,073	2,088,252	$20,524,853
Shares issued to shareholders in payment of distributions declared	42	419	--	--
Shares redeemed	(1,071,548)	(10,823,685)	(1,935,880)	(19,029,296)

Net change resulting from Class A Share transactions	273,946	$2,800,807	152,372	$1,495,557

	Limited Maturity Government Fund
	Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	884,274	$8,941,951	1,298,379	$12,763,838
Shares issued to shareholders in payment of distributions declared	64,434	652,338	165,296	1,625,027
Shares redeemed	(573,910)	(5,810,867)	(1,664,553)	(16,356,812)

Net change resulting from Class B Share transactions	374,798	$3,783,422	(200,878)	$(1,967,947)

Net change resulting from Fund Share transactions	648,744	$6,584,229	(48,506)	$(472,390)

	Fixed Income Fund
	Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,850,779	$19,456,564	4,072,485	$40,837,846
Shares issued to shareholders in payment of distributions declared	250	2,634	29	298
Shares redeemed	(2,203,859)	(23,122,768)	(5,424,410)	(54,388,901)

Net change resulting from Class A Share transactions	(352,830)	$(3,663,570)	(1,351,896)	$(13,550,757)

	Fixed Income Fund
	Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,558,998	$16,393,763	2,168,342	$21,777,910
Shares issued to shareholders in payment of distributions declared	49,194	518,003	103,554	1,039,912
Shares redeemed	(1,012,765)	(10,646,658)	(1,797,762)	(18,046,731)

Net change resulting from Class B Share transactions	595,427	$6,265,108	474,134	$4,771,091

Net change resulting from Fund Share transactions	242,597	$2,601,538	(877,762)	$(8,779,666)

	Balanced Fund
	Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	72,549	$1,049,289	145,526	$2,266,795
Shares issued to shareholders in payment of distributions declared	326	4,688	--	--
Shares redeemed	(112,497)	(1,638,369)	(326,659)	(5,074,938)

Net change resulting from Class A Share transactions	(39,622)	$(584,392)	(181,133)	$(2,808,143)

	Balanced Fund
	Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,306,475	$19,056,354	1,844,715	$28,602,126
Shares issued to shareholders in payment of distributions declared	201,651	2,904,176	528,644	8,247,326
Shares redeemed	(1,301,455)	(18,762,346)	(2,291,963)	(35,416,744)

Net change resulting from Class B Share transactions	206,671	$3,198,184	81,396	$1,432,708

Net change resulting from Fund Share transactions	167,049	$2,613,792	(99,737)	$(1,375,435)

	Value Fund
	Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,190,090	$18,394,141	3,264,531	$49,904,898
Shares issued to shareholders in payment of distributions declared	117	1,734	--	--
Shares redeemed	(1,033,995)	(15,664,689)	(3,504,156)	(53,238,540)

Net change resulting from Class A Share transactions	156,212	$2,731,186	(239,625)	$(3,333,642)

	Value Fund
	Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	935,433	$14,336,389	1,937,743	$29,360,640
Shares issued to shareholders in payment of distributions declared	18,040	266,680	145,378	2,223,524
Shares redeemed	(504,591)	(7,665,968)	(2,127,629)	(32,417,460)

Net change resulting from Class B Share transactions	448,882	$6,937,101	(44,508)	$(833,296)

Net change resulting from Fund Share transactions	605,094	$9,668,287	(284,133)	$(4,166,938)

	Growth Fund
	Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,725,115	$30,775,597	2,329,858	$56,140,302
Shares issued to shareholders in payment of distributions declared	1,801	34,056	--	--
Shares redeemed	(1,382,561)	(23,997,591)	(3,873,858)	(94,014,521)

Net change resulting from Class A Share transactions	344,355	$6,812,062	(1,544,000)	$(37,874,219)

	Growth Fund
	Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,983,421	$34,818,260	4,885,517	$117,300,327
Shares issued to shareholders in payment of distributions declared	626,703	11,794,470	192,786	4,728,557
Shares redeemed	(1,910,712)	(32,830,527)	(2,904,829)	(69,570,284)

Net change resulting from Class B Share transactions	699,412	$13,782,203	2,173,474	$52,458,600

Net change resulting from Fund Share transactions	1,043,767	$20,594,265	629,474	$14,584,381

	Aggressive Growth Fund
	Six Months Ended May 31, 2001		Period Ended November 30, 2000(1)
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,873,885	$25,171,668	7,254,762	$128,041,381
Shares issued to shareholders in payment of distributions declared	7,749	105,849	--	--
Shares redeemed	(823,780)	(12,212,274)	(1,314,054)	(23,220,946)

Net change resulting from Class A Share transactions	1,057,854	$13,065,243	5,940,708	$104,820,435

(1)Reflects operations for the period from July 10, 2000 (date of initial public investment) to November 30, 2000.

	Aggressive Growth Fund
	Six Months Ended May 31, 2001		Year Ended November 30, 2000
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	2,659,375	$36,993,213	6,778,497	$113,127,571
Shares issued to shareholders in payment of distributions declared	1,221,553	16,686,413	15,060	199,459
Shares redeemed	(1,311,896)	(18,415,103)	(9,531,335)	(165,169,836)

Net change resulting from Class B Share transactions	2,569,032	$35,264,523	(2,737,778)	$(51,842,806)

Net change resulting from Fund Share transactions	3,626,886	$48,329,766	3,202,930	$52,977,629

(4) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee-- The Capital Management Group, a division of Regions Bank, a wholly owned subsidiary of Regions Financial Corp., is the Trust's Adviser, and receives for its services an annual investment adviser fee based upon a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund Name	Investment Adviser Fee Percentage
Treasury Money Market Fund	0.50%
Limited Maturity Government Fund	0.70%
Fixed Income Fund	0.75%
Balanced Fund	0.80%
Value Fund	0.80%
Growth Fund	0.80%
Aggressive Growth Fund	0.75%

Administrative Fee --Federated Administrative Services ("FAS") provides the Trust with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.150% to 0.075% of the average aggregate net assets of the Trust for the period.

Distribution Services Fee--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds' Class B Shares to finance activities intended to result in the sale of the Funds' Class B Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC.

Fund Name	% of avg. daily net assets of each Fund's Class B Shares
Treasury Money Market Fund	0.40%
Limited Maturity Government Fund	0.25%
Fixed Income Fund	0.30%
Balanced Fund	0.30%
Value Fund	0.30%
Growth Fund	0.30%
Aggressive Growth Fund	0.30%

For the six months ended May 31, 2001 the Funds did not incur a distribution services fee.

Shareholder Services Fee --Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC based upon a percentage of each Fund's Class B Shares average daily net assets for the period (see below). The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Fund Name	% of avg. daily net assets of each Fund's Investment Shares
Treasury Money Market	0.25%
Limited Maturity Government Fund	0.25%
Fixed Income Fund	0.25%
Balanced Fund	0.25%
Value Fund	0.25%
Growth Fund	0.25%
Aggressive Growth Fund	0.25%

Transfer Agent and Dividend Disbursing Agent Fees--Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions--During the six months ended May 31, 2001, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act as follows:

	Purchases	Sales
Treasury Money Market Fund	$203,620,503	$183,985,188

Custodian Fees--Regions Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

General--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the six months ended May 31, 2001, were as follows:

Fund	Purchases	Sales
Limited Maturity Government Fund	$ 11,229,426	$ 2,000,000
Fixed Income Fund	$ 13,831,320	$ 20,528,217
Balanced Fund	$ 43,969,288	$ 53,924,169
Value Fund	$236,165,871	$199,192,224
Growth Fund	$142,753,603	$188,693,743
Aggressive Growth Fund	$ 95,055,283	$ 69,477,325

Purchases and sales of long-term U.S. government securities for the six months ended May 31, 2001, were as follows:

Fund	Purchases	Sales
Limited Maturity Government Fund	$15,963,269	$23,700,000
Fixed Income Fund	$52,087,143	$47,331,957
Balanced Fund	$17,973,429	$9,440,686
Value Fund	$2,378,451	--
Growth Fund	$15,193,249	--

(6) Concentration of Credit Risk

The Funds may invest a portion of their assets in securities of companies that are deemed by the Funds' management to be classified in similar investment classifications. The economic developments within a particular classification may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an adverse effect on the liquidity and volatility of portfolio securities.

Trustees

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
Nicholas P. Constantakis
John F. Cunningham
J. Christopher Donahue
Lawrence D. Ellis, M.D.
Peter E. Madden
Charles F. Mansfield, Jr.
John E. Murray, Jr., J.D., S.J.D.
Marjorie P. Smuts
John S. Walsh

Officers

John F. Donahue
Chairman

Peter J. Germain
President

J. Christopher Donahue
Executive Vice President

John W. McGonigle
Executive Vice President and Secretary

Richard J. Thomas
Treasurer

George M. Polatas
Vice President

Judith J. Mackin
Vice President

Gail C. Jones
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning the Funds' objectives and policies, management fees, expenses and other information.

[LOGO OF REGIONS FUNDS

Regions Aggressive Growth Fund
Class A Shares RAGAX 75913Q837
Class B Shares RAGRX 75913Q845
Regions Balanced Fund Class A Shares FPALX 75913Q209
Regions Balanced Fund Class B Shares FPBLX 75913Q100
Regions Fixed Income Fund Class A Shares RFIFX 75913Q803
Regions Fixed Income Fund Class B Shares FPFTX 75913Q704
Regions Growth Fund Class A Shares RGRAX 75913Q407
Regions Growth Fund Class B Shares FPETX 75913Q308
Regions Limited Maturity Gov't Fund
Class A Shares RLMGX 75913Q852
Regions Limited Maturity Gov't Fund
Class B Shares FPLGX 75913Q860
Regions Treasury Money Market Fund
Class A Shares FITXX 75913Q878
Regions Treasury Money Market Fund
Class B Shares FPIXX 75913Q886
Regions Value Fund Class A Shares RVLAX 75913Q605
Regions Value Fund Class B Shares FPEIX 75913Q506

Federated Securities Corp., Distributor

G01186-03 (7/01) TRU 166